UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: January 31

Date of reporting period: April 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of April 30, 2018 (Unaudited)

AEW Real Estate Fund

Shares	Description	Value (†)
Common Stocks – 99.1% of Net Assets
Lodging – 1.5%
99,000	Extended Stay America, Inc.	$1,938,420

Real Estate Investment Trusts – 97.6%
	REITs - Apartments – 16.4%
88,800	American Campus Communities, Inc.	3,472,968
153,000	American Homes 4 Rent, Class A	3,090,600
42,700	AvalonBay Communities, Inc.	6,960,100
20,400	Camden Property Trust	1,742,160
102,500	Equity Residential	6,325,275

		21,591,103

	REITs - Diversified – 12.7%
78,500	American Assets Trust, Inc.	2,635,245
41,800	CyrusOne, Inc.	2,240,062
58,100	Digital Realty Trust, Inc.	6,140,589
3,200	Equinix, Inc.	1,346,528
88,200	Forest City Realty Trust, Inc., Class A	1,769,292
13,900	Vornado Realty Trust	945,617
53,900	Washington Real Estate Investment Trust	1,548,008

		16,625,341

	REITs - Health Care – 9.7%
131,500	HCP, Inc.	3,071,840
116,500	Healthcare Trust of America, Inc., Class A	2,911,335
24,500	Ventas, Inc.	1,259,790
102,700	Welltower, Inc.	5,488,288

		12,731,253

	REITs - Hotels – 5.3%
250,000	Host Hotels & Resorts, Inc.	4,890,000
98,100	RLJ Lodging Trust	2,037,537

		6,927,537

	REITs - Manufactured Homes – 1.6%
23,800	Equity Lifestyle Properties, Inc.	2,122,008

	REITs - Office Property – 10.8%
57,200	Boston Properties, Inc.	6,944,652
50,700	Douglas Emmett, Inc.	1,889,589
136,100	Empire State Realty Trust, Inc., Class A	2,370,862
164,300	Piedmont Office Realty Trust, Inc., Class A	2,944,256

		14,149,359

	REITs - Regional Malls – 12.1%
142,200	Pennsylvania Real Estate Investment Trust	1,376,496
72,000	Simon Property Group, Inc.	11,256,480
65,000	Tanger Factory Outlet Centers, Inc.	1,426,750

Shares	Description	Value (†)
Common Stocks – continued
Real Estate Investment Trusts – continued
	REITs - Regional Malls – continued
33,600	Taubman Centers, Inc.	$1,880,928

		15,940,654

	REITs - Shopping Centers – 5.7%
67,300	Acadia Realty Trust	1,588,280
26,000	Federal Realty Investment Trust	3,012,100
254,700	Retail Properties of America, Inc., Class A	2,939,238

		7,539,618

	REITs - Single Tenant – 5.7%
66,388	Easterly Government Properties, Inc.	1,368,257
119,000	Gramercy Property Trust	2,796,500
78,700	STORE Capital Corp.	1,985,601
70,300	VICI Properties, Inc.	1,278,054

		7,428,412

	REITs - Storage – 6.6%
127,700	CubeSmart	3,759,488
24,600	Public Storage	4,963,788

		8,723,276

	REITs - Warehouse/Industrials – 11.0%
159,800	Duke Realty Corp.	4,330,580
92,200	ProLogis, Inc.	5,984,702
137,100	Rexford Industrial Realty, Inc.	4,188,405

		14,503,687

	Total Real Estate Investment Trusts	128,282,248

	Total Common Stocks (Identified Cost $121,143,409)	130,220,668

Principal Amount
Short-Term Investments – 1.1%
$1,452,049	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2018 at 0.900% to be repurchased at $1,452,085 on 5/01/2018 collateralized by $1,625,000 U.S. Treasury Note, 1.625% due 2/15/2026 valued at $1,481,891 including accrued interest(a) (Identified Cost $1,452,049)	1,452,049

	Total Investments – 100.2% (Identified Cost $122,595,458)	131,672,717
	Other Assets Less Liabilities – (0.2)%	(223,051)

	Net Assets – 100.0%	$131,449,666

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

(a)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2018, at value:

AEW Real Estate Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$130,220,668	$—	$—	$130,220,668
Short-Term Investments	—	1,452,049	—	1,452,049

Total	$130,220,668	$1,452,049	$—	$131,672,717

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at April 30, 2018 (Unaudited)

REITs - Apartments	16.4%
REITs - Diversified	12.7
REITs - Regional Malls	12.1
REITs - Warehouse/Industrials	11.0
REITs - Office Property	10.8
REITs - Health Care	9.7
REITs - Storage	6.6
REITs - Shopping Centers	5.7
REITs - Single Tenant	5.7
REITs - Hotels	5.3
Other Investments, less than 2% each	3.1
Short-Term Investments	1.1

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of April 30, 2018 (Unaudited)

Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)
Common Stocks – 44.9% of Net Assets
	Aerospace & Defense – 0.0%
83	Arconic, Inc.	$1,478

	Air Freight & Logistics – 0.1%
34	United Parcel Service, Inc., Class B	3,859

	Auto Components – 1.3%
364	Aptiv PLC	30,787
128	Delphi Technologies PLC	6,196
11	Goodyear Tire & Rubber Co. (The)	276
586	Valeo S.A., Sponsored ADR	19,526

		56,785

	Automobiles – 1.3%
1,460	Byd Co. Ltd., ADR	20,440
283	Toyota Motor Corp., Sponsored ADR	37,067

		57,507

	Banks – 2.6%
408	Bank of America Corp.	12,207
80	Citizens Financial Group, Inc.	3,319
196	Huntington Bancshares, Inc.	2,922
1,095	KBC Group NV, Sponsored ADR	47,589
197	KeyCorp	3,924
473	People’s United Financial, Inc.	8,651
181	Signature Bank(a)	23,014
22	U.S. Bancorp	1,110
138	Wells Fargo & Co.	7,171
89	Zions Bancorporation	4,873

		114,780

	Beverages – 0.4%
67	Brown-Forman Corp., Class B	3,755
164	Coca-Cola Co. (The)	7,087
14	Molson Coors Brewing Co., Class B	997
21	Monster Beverage Corp.(a)	1,155
48	PepsiCo, Inc.	4,845

		17,839

	Biotechnology – 0.7%
14	AbbVie, Inc.	1,352
13	Amgen, Inc.	2,268
381	Gilead Sciences, Inc.	27,520

		31,140

	Building Products – 0.9%
490	A.O. Smith Corp.	30,062
228	Johnson Controls International PLC	7,722

		37,784

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – 1.1%
6	Affiliated Managers Group, Inc.	$989
11	Ameriprise Financial, Inc.	1,542
113	Bank of New York Mellon Corp. (The)	6,160
12	BlackRock, Inc.	6,258
25	Charles Schwab Corp. (The)	1,392
24	CME Group, Inc.	3,784
88	Franklin Resources, Inc.	2,960
33	Goldman Sachs Group, Inc. (The)	7,865
15	Intercontinental Exchange, Inc.	1,087
51	Invesco Ltd.	1,478
12	Legg Mason, Inc.	476
8	Moody’s Corp.	1,298
15	Nasdaq, Inc.	1,325
55	Northern Trust Corp.	5,871
7	S&P Global, Inc.	1,320
45	State Street Corp.	4,490

		48,295

	Chemicals – 3.2%
12	Air Products & Chemicals, Inc.	1,948
430	Chr. Hansen Holding AS, Sponsored ADR	19,453
369	Ecolab, Inc.	53,420
99	International Flavors & Fragrances, Inc.	13,985
232	Novozymes AS, Sponsored ADR	10,863
50	Praxair, Inc.	7,626
1,755	Symrise AG, Sponsored ADR	35,469

		142,764

	Commercial Services & Supplies – 0.1%
11	Stericycle, Inc.(a)	646
24	Waste Management, Inc.	1,951

		2,597

	Communications Equipment – 0.4%
325	Cisco Systems, Inc.	14,394
13	Motorola Solutions, Inc.	1,428

		15,822

	Construction & Engineering – 0.0%
37	Fluor Corp.	2,181

	Consumer Finance – 0.2%
38	American Express Co.	3,752
46	Discover Financial Services	3,277
102	Navient Corp.	1,353
40	Synchrony Financial	1,327

		9,709

	Containers & Packaging – 0.1%
72	Ball Corp.	2,887

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – continued
45	International Paper Co.	$2,320

		5,207

	Distributors – 0.1%
38	Genuine Parts Co.	3,356

	Diversified Consumer Services – 0.0%
17	H&R Block, Inc.	470

	Diversified Financial Services – 0.2%
49	Berkshire Hathaway, Inc., Class B(a)	9,493

	Diversified Telecommunication Services – 0.5%
375	AT&T, Inc.	12,262
199	Verizon Communications, Inc.	9,821

		22,083

	Electric Utilities – 0.8%
223	NextEra Energy, Inc.	36,552
18	Xcel Energy, Inc.	843

		37,395

	Electrical Equipment – 1.9%
157	Acuity Brands, Inc.	18,804
511	Eaton Corp. PLC	38,340
1,148	Vestas Wind Systems AS, Sponsored ADR	24,734

		81,878

	Electronic Equipment, Instruments & Components – 0.0%
15	TE Connectivity Ltd.	1,376

	Food & Staples Retailing – 0.1%
24	Kroger Co. (The)	604
90	Sysco Corp.	5,629

		6,233

	Food Products – 0.8%
65	Campbell Soup Co.	2,651
55	Conagra Brands, Inc.	2,039
1,283	Danone S.A., Sponsored ADR	20,862
22	General Mills, Inc.	962
21	Hershey Co. (The)	1,931
18	Hormel Foods Corp.	652
14	J.M. Smucker Co. (The)	1,597
36	Kellogg Co.	2,120
86	Mondelez International, Inc., Class A	3,397

		36,211

	Health Care Equipment & Supplies – 2.6%
25	Abbott Laboratories	1,453
50	Baxter International, Inc.	3,475
1,300	Coloplast AS, Sponsored ADR	10,920

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
508	Danaher Corp.	$50,963
14	DENTSPLY SIRONA, Inc.	705
635	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	43,205
53	Medtronic PLC	4,247

		114,968

	Health Care Providers & Services – 0.9%
9	Aetna, Inc.	1,611
21	Anthem, Inc.	4,956
7	Cigna Corp.	1,203
67	CVS Health Corp.	4,679
21	DaVita, Inc.(a)	1,318
8	Envision Healthcare Corp.(a)	297
39	Express Scripts Holding Co.(a)	2,952
761	Fresenius SE & Co. KGaA, Sponsored ADR	14,474
23	HCA Healthcare, Inc.	2,202
4	Humana, Inc.	1,177
2	Laboratory Corp. of America Holdings(a)	341
8	Quest Diagnostics, Inc.	810
22	UnitedHealth Group, Inc.	5,201
3	Universal Health Services, Inc., Class B	343

		41,564

	Home Construction – 0.3%
284	Geberit AG, ADR	11,928

	Hotels, Restaurants & Leisure – 0.1%
10	Carnival Corp.	631
86	MGM Resorts International	2,702
21	Starbucks Corp.	1,209

		4,542

	Household Durables – 0.6%
8	Lennar Corp., Class A	423
1,452	Sekisui House Ltd., Sponsored ADR	26,833
2	Whirlpool Corp.	310

		27,566

	Household Products – 0.3%
8	Church & Dwight Co., Inc.	370
12	Clorox Co. (The)	1,406
49	Colgate-Palmolive Co.	3,196
106	Procter & Gamble Co. (The)	7,668

		12,640

	Independent Power & Renewable Electricity Producers – 0.2%
73	Ormat Technologies, Inc.	4,227
224	Pattern Energy Group, Inc.	4,072

		8,299

	Industrial Conglomerates – 1.1%
309	General Electric Co.	4,348

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – continued
165	Roper Technologies, Inc.	$43,591

		47,939

	Industrial Other – 0.0%
29	Iron Mountain, Inc.	984

	Insurance – 3.4%
62	Aflac, Inc.	2,825
1,295	AIA Group Ltd., Sponsored ADR	46,478
720	Allianz SE, Sponsored ADR	17,035
8	Allstate Corp. (The)	783
19	Brighthouse Financial, Inc.(a)	965
66	Hartford Financial Services Group, Inc. (The)	3,553
1,279	Legal & General Group PLC, Sponsored ADR	24,076
45	Lincoln National Corp.	3,179
100	MetLife, Inc.	4,767
51	Prudential Financial, Inc.	5,422
644	Prudential PLC, Sponsored ADR	33,050
78	Torchmark Corp.	6,766
55	Unum Group	2,661

		151,560

	Internet & Direct Marketing Retail – 0.9%
23	Amazon.com, Inc.(a)	36,021
1	Booking Holdings, Inc.(a)	2,178
6	Netflix, Inc.(a)	1,875
8	TripAdvisor, Inc.(a)	299

		40,373

	Internet Software & Services – 3.4%
8	Akamai Technologies, Inc.(a)	573
72	Alphabet, Inc., Class A(a)	73,338
2	Alphabet, Inc., Class C(a)	2,035
277	Facebook, Inc., Class A(a)	47,644
558	Tencent Holdings Ltd., ADR	27,414

		151,004

	IT Services – 3.0%
7	Accenture PLC, Class A	1,058
23	Cognizant Technology Solutions Corp., Class A	1,882
40	International Business Machines Corp.	5,798
424	MasterCard, Inc., Class A	75,587
22	PayPal Holdings, Inc.(a)	1,642
368	Visa, Inc., Class A	46,692
55	Western Union Co. (The)	1,086

		133,745

	Life Sciences Tools & Services – 1.7%
18	Agilent Technologies, Inc.	1,183
36	Illumina, Inc.(a)	8,674

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – continued
302	Thermo Fisher Scientific, Inc.	$63,526

		73,383

	Machinery – 0.8%
52	Caterpillar, Inc.	7,507
7	Cummins, Inc.	1,119
29	Deere & Co.	3,925
33	Flowserve Corp.	1,465
3	Ingersoll-Rand PLC	252
15	Parker Hannifin Corp.	2,469
178	Watts Water Technologies, Inc., Series A	13,261
46	Xylem, Inc.	3,353

		33,351

	Media – 0.4%
33	CBS Corp., Class B	1,624
16	Interpublic Group of Cos., Inc. (The)	377
58	News Corp., Class A	927
5	Omnicom Group, Inc.	368
27	Time Warner, Inc.	2,560
82	Twenty-First Century Fox, Inc., Class A	2,998
33	Twenty-First Century Fox, Inc., Class B	1,190
74	Walt Disney Co. (The)	7,424

		17,468

	Metals & Mining – 0.1%
123	Newmont Mining Corp.	4,833

	Multiline Retail – 0.1%
16	Kohl’s Corp.	994
21	Target Corp.	1,525

		2,519

	Personal Products – 0.6%
10	Estee Lauder Cos., Inc. (The), Class A	1,481
468	Unilever NV	26,732

		28,213

	Pharmaceuticals – 1.8%
20	Allergan PLC	3,073
60	Bristol-Myers Squibb Co.	3,128
39	Eli Lilly & Co.	3,162
94	Johnson & Johnson	11,890
96	Merck & Co., Inc.	5,651
52	Mylan NV(a)	2,015
913	Novo Nordisk AS, Sponsored ADR	42,856
242	Pfizer, Inc.	8,860

		80,635

	Professional Services – 0.1%
30	IHS Markit Ltd.(a)	1,474
31	Nielsen Holdings PLC	975

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – continued
3	Verisk Analytics, Inc.(a)	$319

		2,768

	Real Estate Management & Development – 0.0%
28	CBRE Group, Inc., Class A(a)	1,269

	REITs - Apartments – 0.1%
6	AvalonBay Communities, Inc.	978
41	Equity Residential	2,530
7	Essex Property Trust, Inc.	1,678
4	Mid-America Apartment Communities, Inc.	366

		5,552

	REITs - Diversified – 0.4%
85	Crown Castle International Corp.	8,574
14	Digital Realty Trust, Inc.	1,480
2	Equinix, Inc.	841
20	Vornado Realty Trust	1,360
88	Weyerhaeuser Co.	3,237

		15,492

	REITs - Health Care – 0.2%
41	HCP, Inc.	958
31	Ventas, Inc.	1,594
87	Welltower, Inc.	4,649

		7,201

	REITs - Hotels – 0.0%
71	Host Hotels & Resorts, Inc.	1,389

	REITs - Office Property – 0.0%
14	Boston Properties, Inc.	1,700

	REITs - Regional Malls – 0.1%
8	Macerich Co. (The)	461
12	Simon Property Group, Inc.	1,876

		2,337

	REITs - Single Tenant – 0.0%
9	Realty Income Corp.	455

	REITs - Storage – 0.1%
13	Public Storage	2,623

	Road & Rail – 0.4%
27	Kansas City Southern	2,879
39	Norfolk Southern Corp.	5,595
53	Union Pacific Corp.	7,083

		15,557

	Semiconductors & Semiconductor Equipment – 0.8%
56	Advanced Micro Devices, Inc.(a)	609
40	Applied Materials, Inc.	1,987

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
91	ASML Holding NV, (Registered)	$17,149
51	First Solar, Inc.(a)	3,617
184	Intel Corp.	9,498
9	NVIDIA Corp.	2,024
19	QUALCOMM, Inc.	969
12	Texas Instruments, Inc.	1,217
1	Xilinx, Inc.	64

		37,134

	Software – 2.3%
8	Autodesk, Inc.(a)	1,007
131	Ellie Mae, Inc.(a)	12,690
707	Microsoft Corp.	66,119
467	Oracle Corp.	21,328
19	Symantec Corp.	528

		101,672

	Specialty Retail – 0.2%
13	Best Buy Co., Inc.	995
23	Gap, Inc. (The)	672
20	Home Depot, Inc. (The)	3,696
26	Lowe’s Cos., Inc.	2,143
14	Tiffany & Co.	1,440

		8,946

	Technology Hardware, Storage & Peripherals – 0.3%
36	Apple, Inc.	5,949
13	Hewlett Packard Enterprise Co.	222
15	HP, Inc.	322
23	NetApp, Inc.	1,531
7	Seagate Technology PLC	405
24	Western Digital Corp.	1,891
32	Xerox Corp.	1,007

		11,327

	Textiles, Apparel & Luxury Goods – 0.1%
16	Hanesbrands, Inc.	295
48	NIKE, Inc., Class B	3,283
3	PVH Corp.	479
8	VF Corp.	647

		4,704

	Trading Companies & Distributors – 0.2%
55	Fastenal Co.	2,750
15	W.W. Grainger, Inc.	4,220

		6,970

	Water Utilities – 0.5%
259	American Water Works Co., Inc.	22,424

	Total Common Stocks (Identified Cost $1,715,347)	1,983,276

Shares	Description	Value (†)
Affiliated Mutual Funds – 52.2%
48,182	Loomis Sayles Inflation Protected Securities Fund, Class N	$497,718
48,599	Loomis Sayles Limited Term Government and Agency Fund, Class N	542,366
128,593	Mirova Global Green Bond Fund, Class N	1,264,070

	Total Affiliated Mutual Funds (Identified Cost $2,344,050)	2,304,154

	Total Investments – 97.1% (Identified Cost $4,059,397)	4,287,430
	Other assets less liabilities – 2.9%	128,055

	Net Assets – 100.0%	$4,415,485

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2018, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$499,647	$7,332	$5,896	$(96)	$(3,269)	$497,718	$2,411
Loomis Sayles Limited Term Government and Agency Fund, Class N	547,188	3,119	5,025	(84)	(2,832)	542,366	3,123
Mirova Global Green Bond Fund, Class N	1,268,715	18,959	15,901	(242)	(7,461)	1,264,070	12,506

	$2,315,550	$29,410	$26,822	$(422)	$(13,562)	$2,304,154	$18,040

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,983,276	$—	$—	$1,983,276
Affiliated Mutual Funds	2,304,154	—	—	2,304,154

Total	$4,287,430	$—	$—	$4,287,430

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at April 30, 2018 (Unaudited)

Affiliated Mutual Funds	52.2%
Insurance	3.4
Internet Software & Services	3.4
Chemicals	3.2
IT Services	3.0
Health Care Equipment & Supplies	2.6
Banks	2.6
Software	2.3
Other Investments, less than 2% each	24.4

Total Investments	97.1
Other assets less liabilities	2.9

Net Assets	100.0%

Asset Allocation Summary at April 30, 2018 (Unaudited)

Equity	44.9%
Fixed Income	52.2

Total Investments	97.1
Other assets less liabilities	2.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of April 30, 2018 (Unaudited)

Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)
Common Stocks – 51.8% of Net Assets
	Aerospace & Defense – 0.0%
94	Arconic, Inc.	$1,674

	Air Freight & Logistics – 0.1%
36	United Parcel Service, Inc., Class B	4,086

	Auto Components – 1.5%
438	Aptiv PLC	37,046
157	Delphi Technologies PLC	7,601
12	Goodyear Tire & Rubber Co. (The)	301
712	Valeo S.A., Sponsored ADR	23,724

		68,672

	Automobiles – 1.6%
1,761	Byd Co. Ltd., ADR	24,654
349	Toyota Motor Corp., Sponsored ADR	45,712

		70,366

	Banks – 3.0%
463	Bank of America Corp.	13,853
81	Citizens Financial Group, Inc.	3,361
211	Huntington Bancshares, Inc.	3,146
1,321	KBC Group NV, Sponsored ADR	57,411
200	KeyCorp	3,984
512	People’s United Financial, Inc.	9,364
217	Signature Bank(a)	27,592
31	U.S. Bancorp	1,564
156	Wells Fargo & Co.	8,106
90	Zions Bancorporation	4,927

		133,308

	Beverages – 0.4%
69	Brown-Forman Corp., Class B	3,867
175	Coca-Cola Co. (The)	7,562
19	Molson Coors Brewing Co., Class B	1,353
21	Monster Beverage Corp.(a)	1,155
52	PepsiCo, Inc.	5,249

		19,186

	Biotechnology – 0.8%
15	AbbVie, Inc.	1,448
14	Amgen, Inc.	2,443
458	Gilead Sciences, Inc.	33,081

		36,972

	Building Products – 1.0%
591	A.O. Smith Corp.	36,258
259	Johnson Controls International PLC	8,772

		45,030

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – 1.2%
7	Affiliated Managers Group, Inc.	$1,154
12	Ameriprise Financial, Inc.	1,683
125	Bank of New York Mellon Corp. (The)	6,814
13	BlackRock, Inc.	6,779
23	Charles Schwab Corp. (The)	1,281
27	CME Group, Inc.	4,257
101	Franklin Resources, Inc.	3,398
37	Goldman Sachs Group, Inc. (The)	8,818
16	Intercontinental Exchange, Inc.	1,159
53	Invesco Ltd.	1,535
15	Legg Mason, Inc.	596
8	Moody’s Corp.	1,298
17	Nasdaq, Inc.	1,501
57	Northern Trust Corp.	6,085
7	S&P Global, Inc.	1,320
51	State Street Corp.	5,089

		52,767

	Chemicals – 3.8%
14	Air Products & Chemicals, Inc.	2,272
522	Chr. Hansen Holding AS, Sponsored ADR	23,615
446	Ecolab, Inc.	64,567
117	International Flavors & Fragrances, Inc.	16,527
277	Novozymes AS, Sponsored ADR	12,971
57	Praxair, Inc.	8,694
2,112	Symrise AG, Sponsored ADR	42,684

		171,330

	Commercial Services & Supplies – 0.1%
12	Stericycle, Inc.(a)	704
24	Waste Management, Inc.	1,951

		2,655

	Communications Equipment – 0.4%
351	Cisco Systems, Inc.	15,546
12	Motorola Solutions, Inc.	1,318

		16,864

	Construction & Engineering – 0.1%
42	Fluor Corp.	2,476

	Consumer Finance – 0.2%
43	American Express Co.	4,246
50	Discover Financial Services	3,563
111	Navient Corp.	1,472
53	Synchrony Financial	1,758

		11,039

	Containers & Packaging – 0.1%
83	Ball Corp.	3,327

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – continued
51	International Paper Co.	$2,630

		5,957

	Distributors – 0.1%
41	Genuine Parts Co.	3,621

	Diversified Consumer Services – 0.0%
18	H&R Block, Inc.	498

	Diversified Financial Services – 0.2%
55	Berkshire Hathaway, Inc., Class B(a)	10,655

	Diversified Telecommunication Services – 0.5%
416	AT&T, Inc.	13,603
216	Verizon Communications, Inc.	10,660

		24,263

	Electric Utilities – 1.0%
269	NextEra Energy, Inc.	44,092
18	Xcel Energy, Inc.	843

		44,935

	Electrical Equipment – 2.2%
189	Acuity Brands, Inc.	22,636
623	Eaton Corp. PLC	46,744
1,385	Vestas Wind Systems AS, Sponsored ADR	29,840

		99,220

	Electronic Equipment, Instruments & Components – 0.0%
16	TE Connectivity Ltd.	1,468

	Food & Staples Retailing – 0.2%
25	Kroger Co. (The)	630
98	Sysco Corp.	6,129

		6,759

	Food Products – 0.9%
73	Campbell Soup Co.	2,977
66	Conagra Brands, Inc.	2,447
1,548	Danone S.A., Sponsored ADR	25,170
25	General Mills, Inc.	1,094
25	Hershey Co. (The)	2,299
20	Hormel Foods Corp.	725
15	J.M. Smucker Co. (The)	1,711
37	Kellogg Co.	2,179
96	Mondelez International, Inc., Class A	3,792

		42,394

	Health Care Equipment & Supplies – 3.1%
25	Abbott Laboratories	1,453
57	Baxter International, Inc.	3,962
1,552	Coloplast AS, Sponsored ADR	13,037

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
612	Danaher Corp.	$61,396
20	DENTSPLY SIRONA, Inc.	1,007
783	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	53,275
57	Medtronic PLC	4,567

		138,697

	Health Care Providers & Services – 1.0%
10	Aetna, Inc.	1,790
22	Anthem, Inc.	5,192
6	Cigna Corp.	1,031
72	CVS Health Corp.	5,028
25	DaVita, Inc.(a)	1,570
7	Envision Healthcare Corp.(a)	260
41	Express Scripts Holding Co.(a)	3,104
917	Fresenius SE & Co. KGaA, Sponsored ADR	17,441
23	HCA Healthcare, Inc.	2,202
4	Humana, Inc.	1,177
3	Laboratory Corp. of America Holdings(a)	512
12	Quest Diagnostics, Inc.	1,214
23	UnitedHealth Group, Inc.	5,437
3	Universal Health Services, Inc., Class B	343

		46,301

	Home Construction – 0.3%
339	Geberit AG, ADR	14,238

	Hotels, Restaurants & Leisure – 0.1%
11	Carnival Corp.	693
104	MGM Resorts International	3,268
21	Starbucks Corp.	1,209

		5,170

	Household Durables – 0.7%
9	Lennar Corp., Class A	476
1,734	Sekisui House Ltd., Sponsored ADR	32,044
3	Whirlpool Corp.	465

		32,985

	Household Products – 0.3%
9	Church & Dwight Co., Inc.	416
14	Clorox Co. (The)	1,641
56	Colgate-Palmolive Co.	3,653
112	Procter & Gamble Co. (The)	8,102

		13,812

	Independent Power & Renewable Electricity Producers – 0.2%
74	Ormat Technologies, Inc.	4,285
230	Pattern Energy Group, Inc.	4,181

		8,466

	Industrial Conglomerates – 1.3%
350	General Electric Co.	4,924

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – continued
199	Roper Technologies, Inc.	$52,574

		57,498

	Industrial Other – 0.0%
32	Iron Mountain, Inc.	1,086

	Insurance – 4.1%
60	Aflac, Inc.	2,734
1,597	AIA Group Ltd., Sponsored ADR	57,316
867	Allianz SE, Sponsored ADR	20,513
10	Allstate Corp. (The)	978
24	Brighthouse Financial, Inc.(a)	1,219
72	Hartford Financial Services Group, Inc. (The)	3,877
1,553	Legal & General Group PLC, Sponsored ADR	29,234
53	Lincoln National Corp.	3,744
111	MetLife, Inc.	5,291
57	Prudential Financial, Inc.	6,060
775	Prudential PLC, Sponsored ADR	39,773
88	Torchmark Corp.	7,633
68	Unum Group	3,290

		181,662

	Internet & Direct Marketing Retail – 1.0%
26	Amazon.com, Inc.(a)	40,720
1	Booking Holdings, Inc.(a)	2,178
6	Netflix, Inc.(a)	1,875
8	TripAdvisor, Inc.(a)	299

		45,072

	Internet Software & Services – 4.0%
7	Akamai Technologies, Inc.(a)	502
85	Alphabet, Inc., Class A(a)	86,579
2	Alphabet, Inc., Class C(a)	2,035
328	Facebook, Inc., Class A(a)	56,416
673	Tencent Holdings Ltd., ADR	33,064

		178,596

	IT Services – 3.5%
7	Accenture PLC, Class A	1,058
22	Cognizant Technology Solutions Corp., Class A	1,800
43	International Business Machines Corp.	6,233
507	MasterCard, Inc., Class A	90,383
22	PayPal Holdings, Inc.(a)	1,642
433	Visa, Inc., Class A	54,939
61	Western Union Co. (The)	1,205

		157,260

	Life Sciences Tools & Services – 2.0%
18	Agilent Technologies, Inc.	1,183
42	Illumina, Inc.(a)	10,119

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – continued
363	Thermo Fisher Scientific, Inc.	$76,357

		87,659

	Machinery – 0.9%
59	Caterpillar, Inc.	8,517
7	Cummins, Inc.	1,119
34	Deere & Co.	4,601
36	Flowserve Corp.	1,599
4	Ingersoll-Rand PLC	336
17	Parker Hannifin Corp.	2,799
217	Watts Water Technologies, Inc., Series A	16,166
47	Xylem, Inc.	3,426

		38,563

	Media – 0.4%
45	CBS Corp., Class B	2,214
18	Interpublic Group of Cos., Inc. (The)	425
80	News Corp., Class A	1,279
5	Omnicom Group, Inc.	368
31	Time Warner, Inc.	2,939
32	Twenty-First Century Fox, Inc., Class B	1,154
88	Twenty-First Century Fox, Inc., Class A	3,217
79	Walt Disney Co. (The)	7,926

		19,522

	Metals & Mining – 0.1%
141	Newmont Mining Corp.	5,540

	Multiline Retail – 0.1%
17	Kohl’s Corp.	1,056
23	Target Corp.	1,670

		2,726

	Personal Products – 0.8%
10	Estee Lauder Cos., Inc. (The), Class A	1,481
560	Unilever NV	31,987

		33,468

	Pharmaceuticals – 2.1%
21	Allergan PLC	3,227
65	Bristol-Myers Squibb Co.	3,388
43	Eli Lilly & Co.	3,486
104	Johnson & Johnson	13,155
103	Merck & Co., Inc.	6,064
59	Mylan NV(a)	2,287
1,101	Novo Nordisk AS, Sponsored ADR	51,681
258	Pfizer, Inc.	9,445

		92,733

	Professional Services – 0.1%
34	IHS Markit Ltd.(a)	1,670
41	Nielsen Holdings PLC	1,290

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – continued
3	Verisk Analytics, Inc.(a)	$319

		3,279

	Real Estate Management & Development – 0.0%
26	CBRE Group, Inc., Class A(a)	1,178

	REITs - Apartments – 0.1%
5	AvalonBay Communities, Inc.	815
45	Equity Residential	2,777
7	Essex Property Trust, Inc.	1,678
4	Mid-America Apartment Communities, Inc.	366

		5,636

	REITs - Diversified – 0.4%
94	Crown Castle International Corp.	9,482
15	Digital Realty Trust, Inc.	1,585
2	Equinix, Inc.	841
22	Vornado Realty Trust	1,497
95	Weyerhaeuser Co.	3,494

		16,899

	REITs - Health Care – 0.2%
45	HCP, Inc.	1,051
36	Ventas, Inc.	1,851
88	Welltower, Inc.	4,703

		7,605

	REITs - Hotels – 0.0%
74	Host Hotels & Resorts, Inc.	1,447

	REITs - Office Property – 0.0%
17	Boston Properties, Inc.	2,064

	REITs - Regional Malls – 0.1%
7	Macerich Co. (The)	403
11	Simon Property Group, Inc.	1,720

		2,123

	REITs - Single Tenant – 0.0%
8	Realty Income Corp.	404

	REITs - Storage – 0.1%
13	Public Storage	2,623

	Road & Rail – 0.4%
31	Kansas City Southern	3,305
44	Norfolk Southern Corp.	6,313
57	Union Pacific Corp.	7,617

		17,235

	Semiconductors & Semiconductor Equipment – 0.9%
58	Advanced Micro Devices, Inc.(a)	631
39	Applied Materials, Inc.	1,937

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
109	ASML Holding NV, (Registered)	$20,541
52	First Solar, Inc.(a)	3,688
200	Intel Corp.	10,324
9	NVIDIA Corp.	2,024
19	QUALCOMM, Inc.	969
12	Texas Instruments, Inc.	1,217
1	Xilinx, Inc.	64

		41,395

	Software – 2.7%
8	Autodesk, Inc.(a)	1,007
158	Ellie Mae, Inc.(a)	15,306
839	Microsoft Corp.	78,463
551	Oracle Corp.	25,164
21	Symantec Corp.	584

		120,524

	Specialty Retail – 0.2%
15	Best Buy Co., Inc.	1,148
23	Gap, Inc. (The)	672
20	Home Depot, Inc. (The)	3,696
28	Lowe’s Cos., Inc.	2,308
14	Tiffany & Co.	1,440

		9,264

	Technology Hardware, Storage & Peripherals – 0.3%
36	Apple, Inc.	5,949
21	Hewlett Packard Enterprise Co.	358
22	HP, Inc.	473
23	NetApp, Inc.	1,531
8	Seagate Technology PLC	463
24	Western Digital Corp.	1,891
39	Xerox Corp.	1,227

		11,892

	Textiles, Apparel & Luxury Goods – 0.1%
18	Hanesbrands, Inc.	332
51	NIKE, Inc., Class B	3,488
4	PVH Corp.	639
9	VF Corp.	728

		5,187

	Trading Companies & Distributors – 0.2%
55	Fastenal Co.	2,749
16	W.W. Grainger, Inc.	4,502

		7,251

	Water Utilities – 0.6%
306	American Water Works Co., Inc.	26,493

	Total Common Stocks (Identified Cost $1,999,892)	2,319,748

Shares	Description	Value (†)
Affiliated Mutual Funds – 45.1%
26,711	Loomis Sayles Inflation Protected Securities Fund, Class N	$275,921
45,194	Loomis Sayles Limited Term Government and Agency Fund, Class N	504,360
125,753	Mirova Global Green Bond Fund, Class N	1,236,148

	Total Affiliated Mutual Funds (Identified Cost $2,051,713)	2,016,429

	Total Investments – 96.9% (Identified Cost $4,051,605)	4,336,177
	Other assets less liabilities – 3.1%	140,048

	Net Assets – 100.0%	$4,476,225

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2018, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$276,604	$4,623	$3,446	$(51)	$(1,809)	$275,921	$1,338
Loomis Sayles Limited Term Government and Agency Fund, Class N	508,960	3,438	5,326	(89)	(2,623)	504,360	2,904
Mirova Global Green Bond Fund, Class N	1,241,390	19,309	17,011	(260)	(7,280)	1,236,148	12,244

	$2,026,954	$27,370	$25,783	$(400)	$(11,712)	$2,016,429	$16,486

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,319,748	$—	$—	$2,319,748
Affiliated Mutual Funds	2,016,429	—	—	2,016,429

Total	$4,336,177	$—	$—	$4,336,177

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at April 30, 2018 (Unaudited)

Affiliated Mutual Funds	45.1%
Insurance	4.1
Internet Software & Services	4.0
Chemicals	3.8
IT Services	3.5
Health Care Equipment & Supplies	3.1
Banks	3.0
Software	2.7
Electrical Equipment	2.2
Pharmaceuticals	2.1
Life Sciences Tools & Services	2.0
Other Investments, less than 2% each	21.3

Total Investments	96.9
Other assets less liabilities	3.1

Net Assets	100.0%

Asset Allocation Summary at April 30, 2018 (Unaudited)

Equity	51.8%
Fixed Income	45.1

Total Investments	96.9
Other assets less liabilities	3.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of April 30, 2018 (Unaudited)

Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)
Common Stocks – 59.3% of Net Assets
	Aerospace & Defense – 0.0%
82	Arconic, Inc.	$1,460

	Air Freight & Logistics – 0.1%
30	United Parcel Service, Inc., Class B	3,405

	Auto Components – 1.8%
387	Aptiv PLC	32,732
136	Delphi Technologies PLC	6,584
10	Goodyear Tire & Rubber Co. (The)	251
637	Valeo S.A., Sponsored ADR	21,225

		60,792

	Automobiles – 1.8%
1,565	Byd Co. Ltd., ADR	21,910
303	Toyota Motor Corp., Sponsored ADR	39,687

		61,597

	Banks – 3.4%
396	Bank of America Corp.	11,848
62	Citizens Financial Group, Inc.	2,572
165	Huntington Bancshares, Inc.	2,460
1,180	KBC Group NV, Sponsored ADR	51,283
152	KeyCorp	3,028
429	People’s United Financial, Inc.	7,846
191	Signature Bank(a)	24,286
25	U.S. Bancorp	1,261
134	Wells Fargo & Co.	6,963
69	Zions Bancorporation	3,778

		115,325

	Beverages – 0.5%
53	Brown-Forman Corp., Class B	2,970
149	Coca-Cola Co. (The)	6,439
13	Molson Coors Brewing Co., Class B	926
16	Monster Beverage Corp.(a)	880
47	PepsiCo, Inc.	4,744

		15,959

	Biotechnology – 1.0%
11	AbbVie, Inc.	1,062
10	Amgen, Inc.	1,745
409	Gilead Sciences, Inc.	29,542

		32,349

	Building Products – 1.2%
527	A.O. Smith Corp.	32,332
222	Johnson Controls International PLC	7,519

		39,851

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – 1.3%
6	Affiliated Managers Group, Inc.	$989
11	Ameriprise Financial, Inc.	1,542
105	Bank of New York Mellon Corp. (The)	5,724
11	BlackRock, Inc.	5,737
17	Charles Schwab Corp. (The)	947
22	CME Group, Inc.	3,469
85	Franklin Resources, Inc.	2,859
31	Goldman Sachs Group, Inc. (The)	7,388
15	Intercontinental Exchange, Inc.	1,087
48	Invesco Ltd.	1,391
12	Legg Mason, Inc.	476
6	Moody’s Corp.	973
15	Nasdaq, Inc.	1,325
49	Northern Trust Corp.	5,231
5	S&P Global, Inc.	943
44	State Street Corp.	4,390

		44,471

	Chemicals – 4.4%
12	Air Products & Chemicals, Inc.	1,947
454	Chr. Hansen Holding AS, Sponsored ADR	20,539
385	Ecolab, Inc.	55,736
104	International Flavors & Fragrances, Inc.	14,691
251	Novozymes AS, Sponsored ADR	11,753
49	Praxair, Inc.	7,474
1,850	Symrise AG, Sponsored ADR	37,389

		149,529

	Commercial Services & Supplies – 0.1%
10	Stericycle, Inc.(a)	587
16	Waste Management, Inc.	1,301

		1,888

	Communications Equipment – 0.4%
287	Cisco Systems, Inc.	12,711
11	Motorola Solutions, Inc.	1,208

		13,919

	Construction & Engineering – 0.1%
36	Fluor Corp.	2,122
	Consumer Finance – 0.3%
37	American Express Co.	3,654
43	Discover Financial Services	3,064
72	Navient Corp.	954
40	Synchrony Financial	1,327

		8,999

	Containers & Packaging – 0.1%
67	Ball Corp.	2,686

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – continued
44	International Paper Co.	$2,269

		4,955

	Distributors – 0.1%
36	Genuine Parts Co.	3,180

	Diversified Consumer Services – 0.0%
16	H&R Block, Inc.	442

	Diversified Financial Services – 0.3%
48	Berkshire Hathaway, Inc., Class B(a)	9,299

	Diversified Telecommunication Services – 0.6%
347	AT&T, Inc.	11,347
185	Verizon Communications, Inc.	9,130

		20,477

	Electric Utilities – 1.1%
234	NextEra Energy, Inc.	38,355
14	Xcel Energy, Inc.	656

		39,011

	Electrical Equipment – 2.5%
167	Acuity Brands, Inc.	20,002
534	Eaton Corp. PLC	40,066
1,230	Vestas Wind Systems AS, Sponsored ADR	26,500

		86,568

	Electronic Equipment, Instruments & Components – 0.0%
12	TE Connectivity Ltd.	1,101

	Food & Staples Retailing – 0.2%
19	Kroger Co. (The)	479
80	Sysco Corp.	5,003

		5,482

	Food Products – 1.1%
66	Campbell Soup Co.	2,691
56	Conagra Brands, Inc.	2,076
1,376	Danone S.A., Sponsored ADR	22,374
21	General Mills, Inc.	918
21	Hershey Co. (The)	1,931
11	Hormel Foods Corp.	399
13	J.M. Smucker Co. (The)	1,483
30	Kellogg Co.	1,767
82	Mondelez International, Inc., Class A	3,239

		36,878

	Health Care Equipment & Supplies – 3.6%
19	Abbott Laboratories	1,105
50	Baxter International, Inc.	3,475
1,420	Coloplast AS, Sponsored ADR	11,928

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
545	Danaher Corp.	$54,675
15	DENTSPLY SIRONA, Inc.	755
685	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	46,607
48	Medtronic PLC	3,846

		122,391

	Health Care Providers & Services – 1.1%
8	Aetna, Inc.	1,432
20	Anthem, Inc.	4,720
4	Cigna Corp.	687
59	CVS Health Corp.	4,120
21	DaVita, Inc.(a)	1,319
6	Envision Healthcare Corp.(a)	223
36	Express Scripts Holding Co.(a)	2,725
809	Fresenius SE & Co. KGaA, Sponsored ADR	15,387
20	HCA Healthcare, Inc.	1,915
3	Humana, Inc.	883
2	Laboratory Corp. of America Holdings(a)	341
8	Quest Diagnostics, Inc.	810
18	UnitedHealth Group, Inc.	4,255
2	Universal Health Services, Inc., Class B	228

		39,045

	Home Construction – 0.4%
305	Geberit AG, ADR	12,810

	Hotels, Restaurants & Leisure – 0.1%
9	Carnival Corp.	568
82	MGM Resorts International	2,576
20	Starbucks Corp.	1,151

		4,295

	Household Durables – 0.9%
8	Lennar Corp., Class A	423
1,558	Sekisui House Ltd., Sponsored ADR	28,792
2	Whirlpool Corp.	310

		29,525

	Household Products – 0.3%
8	Church & Dwight Co., Inc.	370
12	Clorox Co. (The)	1,406
47	Colgate-Palmolive Co.	3,066
94	Procter & Gamble Co. (The)	6,800

		11,642

	Independent Power & Renewable Electricity Producers – 0.2%
56	Ormat Technologies, Inc.	3,242
164	Pattern Energy Group, Inc.	2,982

		6,224

	Industrial Conglomerates – 1.5%
311	General Electric Co.	4,376

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – continued
177	Roper Technologies, Inc.	$46,761

		51,137

	Industrial Other – 0.0%
27	Iron Mountain, Inc.	916

	Insurance – 4.6%
46	Aflac, Inc.	2,096
1,412	AIA Group Ltd., Sponsored ADR	50,677
780	Allianz SE, Sponsored ADR	18,455
9	Allstate Corp. (The)	880
20	Brighthouse Financial, Inc.(a)	1,016
54	Hartford Financial Services Group, Inc. (The)	2,907
1,351	Legal & General Group PLC, Sponsored ADR	25,431
43	Lincoln National Corp.	3,038
93	MetLife, Inc.	4,433
48	Prudential Financial, Inc.	5,103
678	Prudential PLC, Sponsored ADR	34,795
74	Torchmark Corp.	6,419
53	Unum Group	2,564

		157,814

	Internet & Direct Marketing Retail – 1.2%
23	Amazon.com, Inc.(a)	36,021
1	Booking Holdings, Inc.(a)	2,178
4	Netflix, Inc.(a)	1,250
7	TripAdvisor, Inc.(a)	262

		39,711

	Internet Software & Services – 4.6%
5	Akamai Technologies, Inc.(a)	358
75	Alphabet, Inc., Class A(a)	76,394
1	Alphabet, Inc., Class C(a)	1,017
288	Facebook, Inc., Class A(a)	49,536
598	Tencent Holdings Ltd., ADR	29,380

		156,685

	IT Services – 4.1%
5	Accenture PLC, Class A	756
17	Cognizant Technology Solutions Corp., Class A	1,391
36	International Business Machines Corp.	5,219
453	MasterCard, Inc., Class A	80,756
17	PayPal Holdings, Inc.(a)	1,268
374	Visa, Inc., Class A	47,453
52	Western Union Co. (The)	1,027

		137,870

	Life Sciences Tools & Services – 2.3%
17	Agilent Technologies, Inc.	1,118
39	Illumina, Inc.(a)	9,396

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – continued
321	Thermo Fisher Scientific, Inc.	$67,522

		78,036

	Machinery – 1.0%
51	Caterpillar, Inc.	7,362
6	Cummins, Inc.	959
28	Deere & Co.	3,789
30	Flowserve Corp.	1,332
4	Ingersoll-Rand PLC	336
16	Parker Hannifin Corp.	2,634
191	Watts Water Technologies, Inc., Series A	14,230
36	Xylem, Inc.	2,624

		33,266

	Media – 0.5%
33	CBS Corp., Class B	1,623
15	Interpublic Group of Cos., Inc. (The)	354
55	News Corp., Class A	879
4	Omnicom Group, Inc.	295
27	Time Warner, Inc.	2,559
24	Twenty-First Century Fox, Inc., Class B	866
78	Twenty-First Century Fox, Inc., Class A	2,852
64	Walt Disney Co. (The)	6,421

		15,849

	Metals & Mining – 0.1%
120	Newmont Mining Corp.	4,715

	Multiline Retail – 0.1%
15	Kohl’s Corp.	932
21	Target Corp.	1,524

		2,456

	Personal Products – 0.9%
7	Estee Lauder Cos., Inc. (The), Class A	1,036
507	Unilever NV	28,960

		29,996

	Pharmaceuticals – 2.4%
20	Allergan PLC	3,073
52	Bristol-Myers Squibb Co.	2,711
32	Eli Lilly & Co.	2,594
87	Johnson & Johnson	11,005
83	Merck & Co., Inc.	4,886
52	Mylan NV(a)	2,015
983	Novo Nordisk AS, Sponsored ADR	46,142
210	Pfizer, Inc.	7,688

		80,114

	Professional Services – 0.1%
31	IHS Markit Ltd.(a)	1,523
31	Nielsen Holdings PLC	975

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – continued
2	Verisk Analytics, Inc.(a)	$213

		2,711

	Real Estate Management & Development – 0.0%
24	CBRE Group, Inc., Class A(a)	1,087

	REITs - Apartments – 0.1%
4	AvalonBay Communities, Inc.	652
40	Equity Residential	2,468
5	Essex Property Trust, Inc.	1,199
4	Mid-America Apartment Communities, Inc.	366

		4,685

	REITs - Diversified – 0.4%
79	Crown Castle International Corp.	7,969
12	Digital Realty Trust, Inc.	1,268
2	Equinix, Inc.	842
19	Vornado Realty Trust	1,293
84	Weyerhaeuser Co.	3,089

		14,461

	REITs - Health Care – 0.2%
39	HCP, Inc.	911
31	Ventas, Inc.	1,594
63	Welltower, Inc.	3,367

		5,872

	REITs - Hotels – 0.0%
56	Host Hotels & Resorts, Inc.	1,095

	REITs - Office Property – 0.0%
11	Boston Properties, Inc.	1,336

	REITs - Regional Malls – 0.1%
6	Macerich Co. (The)	346
10	Simon Property Group, Inc.	1,563

		1,909

	REITs - Single Tenant – 0.0%
6	Realty Income Corp.	303

	REITs - Storage – 0.1%
11	Public Storage	2,220

	Road & Rail – 0.4%
25	Kansas City Southern	2,666
34	Norfolk Southern Corp.	4,878
45	Union Pacific Corp.	6,013

		13,557

	Semiconductors & Semiconductor Equipment – 1.0%
47	Advanced Micro Devices, Inc.(a)	511
25	Applied Materials, Inc.	1,242

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
97	ASML Holding NV, (Registered)	$18,280
40	First Solar, Inc.(a)	2,836
162	Intel Corp.	8,363
7	NVIDIA Corp.	1,574
18	QUALCOMM, Inc.	918
11	Texas Instruments, Inc.	1,116
1	Xilinx, Inc.	64

		34,904

	Software – 3.1%
6	Autodesk, Inc.(a)	756
140	Ellie Mae, Inc.(a)	13,562
739	Microsoft Corp.	69,111
484	Oracle Corp.	22,104
9	Symantec Corp.	250

		105,783

	Specialty Retail – 0.2%
13	Best Buy Co., Inc.	995
17	Gap, Inc. (The)	497
15	Home Depot, Inc. (The)	2,772
22	Lowe’s Cos., Inc.	1,813
9	Tiffany & Co.	926

		7,003

	Technology Hardware, Storage & Peripherals – 0.3%
28	Apple, Inc.	4,627
17	Hewlett Packard Enterprise Co.	290
18	HP, Inc.	387
18	NetApp, Inc.	1,199
7	Seagate Technology PLC	405
18	Western Digital Corp.	1,418
29	Xerox Corp.	912

		9,238

	Textiles, Apparel & Luxury Goods – 0.1%
16	Hanesbrands, Inc.	296
41	NIKE, Inc., Class B	2,804
3	PVH Corp.	479
7	VF Corp.	566

		4,145

	Trading Companies & Distributors – 0.2%
40	Fastenal Co.	2,000
13	W.W. Grainger, Inc.	3,657

		5,657

	Water Utilities – 0.7%
277	American Water Works Co., Inc.	23,983

	Total Common Stocks (Identified Cost $1,738,533)	2,013,505

Shares	Description	Value (†)
Affiliated Mutual Funds – 37.5%
17,111	Loomis Sayles Inflation Protected Securities Fund, Class N	$176,753
28,470	Loomis Sayles Limited Term Government and Agency Fund, Class N	317,725
78,944	Mirova Global Green Bond Fund, Class N	776,021

	Total Affiliated Mutual Funds (Identified Cost $1,292,781)	1,270,499

	Total Investments – 96.8% (Identified Cost $3,031,314)	3,284,004
	Other assets less liabilities – 3.2%	110,139

	Net Assets – 100.0%	$3,394,143

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2018, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$177,609	$3,777	$3,436	$(54)	$(1,143)	$176,753	$863
Loomis Sayles Limited Term Government and Agency Fund, Class N	320,923	3,048	4,535	(76)	(1,635)	317,725	1,832
Mirova Global Green Bond Fund, Class N	779,566	13,800	12,605	(191)	(4,549)	776,021	7,706

	$1,278,098	$20,625	$20,576	$(321)	$(7,327)	$1,270,499	$10,401

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,013,505	$—	$—	$2,013,505
Affiliated Mutual Funds	1,270,499	—	—	1,270,499

Total	$3,284,004	$—	$—	$3,284,004

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at April 30, 2018 (Unaudited)

Affiliated Mutual Funds	37.5%
Insurance	4.6
Internet Software & Services	4.6
Chemicals	4.4
IT Services	4.1
Health Care Equipment & Supplies	3.6
Banks	3.4
Software	3.1
Electrical Equipment	2.5
Pharmaceuticals	2.4
Life Sciences Tools & Services	2.3
Other Investments, less than 2% each	24.3

Total Investments	96.8
Other assets less liabilities	3.2

Net Assets	100.0%

Asset Allocation Summary at April 30, 2018 (Unaudited)

Equity	59.3%
Fixed Income	37.5

Total Investments	96.8
Other assets less liabilities	3.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of April 30, 2018 (Unaudited)

Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)
Common Stocks – 69.2% of Net Assets
	Aerospace & Defense – 0.1%
83	Arconic, Inc.	$1,478

	Air Freight & Logistics – 0.1%
31	United Parcel Service, Inc., Class B	3,518

	Auto Components – 2.0%
369	Aptiv PLC	31,210
130	Delphi Technologies PLC	6,294
10	Goodyear Tire & Rubber Co. (The)	251
607	Valeo S.A., Sponsored ADR	20,225

		57,980

	Automobiles – 2.1%
1,518	Byd Co. Ltd., ADR	21,252
294	Toyota Motor Corp., Sponsored ADR	38,508

		59,760

	Banks – 4.0%
411	Bank of America Corp.	12,297
73	Citizens Financial Group, Inc.	3,029
188	Huntington Bancshares, Inc.	2,803
1,146	KBC Group NV, Sponsored ADR	49,805
177	KeyCorp	3,526
469	People’s United Financial, Inc.	8,578
188	Signature Bank(a)	23,904
25	U.S. Bancorp	1,261
135	Wells Fargo & Co.	7,015
79	Zions Bancorporation	4,325

		116,543

	Beverages – 0.6%
62	Brown-Forman Corp., Class B	3,474
161	Coca-Cola Co. (The)	6,957
15	Molson Coors Brewing Co., Class B	1,069
19	Monster Beverage Corp.(a)	1,045
49	PepsiCo, Inc.	4,946

		17,491

	Biotechnology – 1.1%
13	AbbVie, Inc.	1,255
11	Amgen, Inc.	1,920
396	Gilead Sciences, Inc.	28,603

		31,778

	Building Products – 1.4%
512	A.O. Smith Corp.	31,411
230	Johnson Controls International PLC	7,790

		39,201

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – 1.6%
7	Affiliated Managers Group, Inc.	$1,154
12	Ameriprise Financial, Inc.	1,683
110	Bank of New York Mellon Corp. (The)	5,996
11	BlackRock, Inc.	5,737
21	Charles Schwab Corp. (The)	1,169
24	CME Group, Inc.	3,784
91	Franklin Resources, Inc.	3,061
32	Goldman Sachs Group, Inc. (The)	7,627
14	Intercontinental Exchange, Inc.	1,014
47	Invesco Ltd.	1,362
11	Legg Mason, Inc.	437
7	Moody’s Corp.	1,135
17	Nasdaq, Inc.	1,501
51	Northern Trust Corp.	5,444
6	S&P Global, Inc.	1,132
45	State Street Corp.	4,490

		46,726

	Chemicals – 5.1%
14	Air Products & Chemicals, Inc.	2,272
454	Chr. Hansen Holding AS, Sponsored ADR	20,539
386	Ecolab, Inc.	55,881
101	International Flavors & Fragrances, Inc.	14,267
239	Novozymes AS, Sponsored ADR	11,191
51	Praxair, Inc.	7,779
1,810	Symrise AG, Sponsored ADR	36,580

		148,509

	Commercial Services & Supplies – 0.1%
10	Stericycle, Inc.(a)	587
19	Waste Management, Inc.	1,545

		2,132

	Communications Equipment – 0.5%
302	Cisco Systems, Inc.	13,376
11	Motorola Solutions, Inc.	1,208

		14,584

	Construction & Engineering – 0.1%
37	Fluor Corp.	2,181

	Consumer Finance – 0.3%
38	American Express Co.	3,752
44	Discover Financial Services	3,135
84	Navient Corp.	1,114
40	Synchrony Financial	1,327

		9,328

	Containers & Packaging – 0.2%
71	Ball Corp.	2,846

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – continued
50	International Paper Co.	$2,578

		5,424

	Distributors – 0.1%
37	Genuine Parts Co.	3,268

	Diversified Consumer Services – 0.0%
15	H&R Block, Inc.	415

	Diversified Financial Services – 0.3%
50	Berkshire Hathaway, Inc., Class B(a)	9,686

	Diversified Telecommunication Services – 0.7%
370	AT&T, Inc.	12,099
194	Verizon Communications, Inc.	9,574

		21,673

	Electric Utilities – 1.3%
228	NextEra Energy, Inc.	37,371
14	Xcel Energy, Inc.	656

		38,027

	Electrical Equipment – 3.0%
167	Acuity Brands, Inc.	20,002
537	Eaton Corp. PLC	40,291
1,193	Vestas Wind Systems AS, Sponsored ADR	25,703

		85,996

	Electronic Equipment, Instruments & Components – 0.0%
14	TE Connectivity Ltd.	1,284

	Food & Staples Retailing – 0.2%
19	Kroger Co. (The)	479
89	Sysco Corp.	5,566

		6,045

	Food Products – 1.3%
67	Campbell Soup Co.	2,732
53	Conagra Brands, Inc.	1,965
1,334	Danone S.A., Sponsored ADR	21,691
24	General Mills, Inc.	1,050
22	Hershey Co. (The)	2,023
16	Hormel Foods Corp.	580
15	J.M. Smucker Co. (The)	1,711
32	Kellogg Co.	1,885
83	Mondelez International, Inc., Class A	3,278

		36,915

	Health Care Equipment & Supplies – 4.1%
23	Abbott Laboratories	1,337
50	Baxter International, Inc.	3,475
1,352	Coloplast AS, Sponsored ADR	11,357

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
530	Danaher Corp.	$53,169
15	DENTSPLY SIRONA, Inc.	755
674	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	45,859
51	Medtronic PLC	4,087

		120,039

	Health Care Providers & Services – 1.4%
9	Aetna, Inc.	1,611
22	Anthem, Inc.	5,192
6	Cigna Corp.	1,031
62	CVS Health Corp.	4,329
24	DaVita, Inc.(a)	1,507
6	Envision Healthcare Corp.(a)	223
34	Express Scripts Holding Co.(a)	2,574
819	Fresenius SE & Co. KGaA, Sponsored ADR	15,577
20	HCA Healthcare, Inc.	1,915
4	Humana, Inc.	1,177
2	Laboratory Corp. of America Holdings(a)	342
10	Quest Diagnostics, Inc.	1,012
20	UnitedHealth Group, Inc.	4,728
2	Universal Health Services, Inc., Class B	228

		41,446

	Home Construction – 0.4%
290	Geberit AG, ADR	12,180

	Hotels, Restaurants & Leisure – 0.1%
9	Carnival Corp.	568
82	MGM Resorts International	2,576
19	Starbucks Corp.	1,094

		4,238

	Household Durables – 1.0%
7	Lennar Corp., Class A	370
1,483	Sekisui House Ltd., Sponsored ADR	27,406
2	Whirlpool Corp.	310

		28,086

	Household Products – 0.4%
7	Church & Dwight Co., Inc.	323
11	Clorox Co. (The)	1,289
50	Colgate-Palmolive Co.	3,262
100	Procter & Gamble Co. (The)	7,234

		12,108

	Independent Power & Renewable Electricity Producers – 0.3%
66	Ormat Technologies, Inc.	3,821
194	Pattern Energy Group, Inc.	3,527

		7,348

	Industrial Conglomerates – 1.7%
316	General Electric Co.	4,446

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – continued
172	Roper Technologies, Inc.	$45,441

		49,887

	Industrial Other – 0.0%
25	Iron Mountain, Inc.	849

	Insurance – 5.3%
56	Aflac, Inc.	2,552
1,346	AIA Group Ltd., Sponsored ADR	48,308
743	Allianz SE, Sponsored ADR	17,579
9	Allstate Corp. (The)	880
21	Brighthouse Financial, Inc.(a)	1,066
58	Hartford Financial Services Group, Inc. (The)	3,123
1,338	Legal & General Group PLC, Sponsored ADR	25,186
42	Lincoln National Corp.	2,967
98	MetLife, Inc.	4,672
50	Prudential Financial, Inc.	5,316
665	Prudential PLC, Sponsored ADR	34,128
78	Torchmark Corp.	6,766
54	Unum Group	2,613

		155,156

	Internet & Direct Marketing Retail – 1.4%
23	Amazon.com, Inc.(a)	36,021
1	Booking Holdings, Inc.(a)	2,178
5	Netflix, Inc.(a)	1,562
7	TripAdvisor, Inc.(a)	262

		40,023

	Internet Software & Services – 5.3%
6	Akamai Technologies, Inc.(a)	430
73	Alphabet, Inc., Class A(a)	74,356
2	Alphabet, Inc., Class C(a)	2,035
287	Facebook, Inc., Class A(a)	49,364
580	Tencent Holdings Ltd., ADR	28,495

		154,680

	IT Services – 4.6%
6	Accenture PLC, Class A	907
20	Cognizant Technology Solutions Corp., Class A	1,637
40	International Business Machines Corp.	5,799
438	MasterCard, Inc., Class A	78,082
20	PayPal Holdings, Inc.(a)	1,492
365	Visa, Inc., Class A	46,311
48	Western Union Co. (The)	948

		135,176

	Life Sciences Tools & Services – 2.6%
17	Agilent Technologies, Inc.	1,118
37	Illumina, Inc.(a)	8,914

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – continued
318	Thermo Fisher Scientific, Inc.	$66,891

		76,923

	Machinery – 1.2%
52	Caterpillar, Inc.	7,507
7	Cummins, Inc.	1,119
30	Deere & Co.	4,060
33	Flowserve Corp.	1,465
4	Ingersoll-Rand PLC	336
17	Parker Hannifin Corp.	2,799
195	Watts Water Technologies, Inc., Series A	14,527
42	Xylem, Inc.	3,062

		34,875

	Media – 0.6%
33	CBS Corp., Class B	1,624
14	Interpublic Group of Cos., Inc. (The)	330
71	News Corp., Class A	1,135
4	Omnicom Group, Inc.	295
28	Time Warner, Inc.	2,654
77	Twenty-First Century Fox, Inc., Class A	2,815
29	Twenty-First Century Fox, Inc., Class B	1,046
70	Walt Disney Co. (The)	7,023

		16,922

	Metals & Mining – 0.2%
135	Newmont Mining Corp.	5,304

	Multiline Retail – 0.1%
14	Kohl’s Corp.	870
22	Target Corp.	1,597

		2,467

	Personal Products – 1.0%
9	Estee Lauder Cos., Inc. (The), Class A	1,333
483	Unilever NV	27,589

		28,922

	Pharmaceuticals – 2.8%
20	Allergan PLC	3,073
61	Bristol-Myers Squibb Co.	3,180
38	Eli Lilly & Co.	3,081
92	Johnson & Johnson	11,637
96	Merck & Co., Inc.	5,652
58	Mylan NV(a)	2,248
965	Novo Nordisk AS, Sponsored ADR	45,297
230	Pfizer, Inc.	8,420

		82,588

	Professional Services – 0.1%
31	IHS Markit Ltd.(a)	1,523
32	Nielsen Holdings PLC	1,007

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – continued
3	Verisk Analytics, Inc.(a)	$319

		2,849

	Real Estate Management & Development – 0.0%
23	CBRE Group, Inc., Class A(a)	1,042

	REITs - Apartments – 0.2%
5	AvalonBay Communities, Inc.	815
42	Equity Residential	2,592
7	Essex Property Trust, Inc.	1,678
3	Mid-America Apartment Communities, Inc.	274

		5,359

	REITs - Diversified – 0.5%
84	Crown Castle International Corp.	8,473
12	Digital Realty Trust, Inc.	1,268
2	Equinix, Inc.	842
17	Vornado Realty Trust	1,156
79	Weyerhaeuser Co.	2,906

		14,645

	REITs - Health Care – 0.2%
36	HCP, Inc.	841
29	Ventas, Inc.	1,491
74	Welltower, Inc.	3,955

		6,287

	REITs - Hotels – 0.0%
57	Host Hotels & Resorts, Inc.	1,115

	REITs - Office Property – 0.1%
12	Boston Properties, Inc.	1,457

	REITs - Regional Malls – 0.1%
6	Macerich Co. (The)	345
11	Simon Property Group, Inc.	1,720

		2,065

	REITs - Single Tenant – 0.0%
7	Realty Income Corp.	354

	REITs - Storage – 0.1%
13	Public Storage	2,623

	Road & Rail – 0.5%
28	Kansas City Southern	2,986
39	Norfolk Southern Corp.	5,595
48	Union Pacific Corp.	6,414

		14,995

	Semiconductors & Semiconductor Equipment – 1.2%
48	Advanced Micro Devices, Inc.(a)	522
31	Applied Materials, Inc.	1,540

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
93	ASML Holding NV, (Registered)	$17,526
44	First Solar, Inc.(a)	3,120
178	Intel Corp.	9,189
8	NVIDIA Corp.	1,799
17	QUALCOMM, Inc.	867
11	Texas Instruments, Inc.	1,116
1	Xilinx, Inc.	64

		35,743

	Software – 3.6%
8	Autodesk, Inc.(a)	1,007
143	Ellie Mae, Inc.(a)	13,853
734	Microsoft Corp.	68,644
487	Oracle Corp.	22,241
9	Symantec Corp.	250

		105,995

	Specialty Retail – 0.3%
13	Best Buy Co., Inc.	995
18	Gap, Inc. (The)	526
18	Home Depot, Inc. (The)	3,327
24	Lowe’s Cos., Inc.	1,978
10	Tiffany & Co.	1,028

		7,854

	Technology Hardware, Storage & Peripherals – 0.4%
32	Apple, Inc.	5,288
17	Hewlett Packard Enterprise Co.	290
18	HP, Inc.	387
21	NetApp, Inc.	1,398
7	Seagate Technology PLC	405
20	Western Digital Corp.	1,576
27	Xerox Corp.	849

		10,193

	Textiles, Apparel & Luxury Goods – 0.2%
16	Hanesbrands, Inc.	296
47	NIKE, Inc., Class B	3,214
4	PVH Corp.	639
7	VF Corp.	566

		4,715

	Trading Companies & Distributors – 0.2%
48	Fastenal Co.	2,399
14	W.W. Grainger, Inc.	3,939

		6,338

	Water Utilities – 0.8%
271	American Water Works Co., Inc.	23,463

	Total Common Stocks (Identified Cost $1,740,962)	2,016,251

Shares	Description	Value (†)
Affiliated Mutual Funds – 27.4%
14,891	Loomis Sayles Inflation Protected Securities Fund, Class N	$153,825
16,535	Loomis Sayles Limited Term Government and Agency Fund, Class N	184,529
46,904	Mirova Global Green Bond Fund, Class N	461,068

	Total Affiliated Mutual Funds (Identified Cost $813,548)	799,422

	Total Investments – 96.6% (Identified Cost $2,554,510)	2,815,673
	Other assets less liabilities – 3.4%	97,664

	Net Assets – 100.0%	$2,913,337

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2018, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$154,804	$3,856	$3,792	$(60)	$(983)	$153,825	$755
Loomis Sayles Limited Term Government and Agency Fund, Class N	185,965	3,070	3,512	(59)	(935)	184,529	1,067
Mirova Global Green Bond Fund, Class N	462,498	10,576	9,182	(139)	(2,685)	461,068	4,595

	$803,267	$17,502	$16,486	$(258)	$(4,603)	$799,422	$6,417

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,016,251	$—	$—	$2,016,251
Affiliated Mutual Funds	799,422	—	—	799,422

Total	$2,815,673	$—	$—	$2,815,673

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at April 30, 2018 (Unaudited)

Affiliated Mutual Funds	27.4%
Insurance	5.3
Internet Software & Services	5.3
Chemicals	5.1
IT Services	4.6
Health Care Equipment & Supplies	4.1
Banks	4.0
Software	3.6
Electrical Equipment	3.0
Pharmaceuticals	2.8
Life Sciences Tools & Services	2.6
Automobiles	2.1
Auto Components	2.0
Other Investments, less than 2% each	24.7

Total Investments	96.6
Other assets less liabilities	3.4

Net Assets	100.0%

Asset Allocation Summary at April 30, 2018 (Unaudited)

Equity	69.2%
Fixed Income	27.4

Total Investments	96.6
Other assets less liabilities	3.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of April 30, 2018 (Unaudited)

Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)
Common Stocks – 77.1% of Net Assets
	Aerospace & Defense – 0.1%
98	Arconic, Inc.	$1,745

	Air Freight & Logistics – 0.1%
37	United Parcel Service, Inc., Class B	4,199

	Auto Components – 2.2%
418	Aptiv PLC	35,354
139	Delphi Technologies PLC	6,729
10	Goodyear Tire & Rubber Co. (The)	251
683	Valeo S.A., Sponsored ADR	22,758

		65,092

	Automobiles – 2.3%
1,702	Byd Co. Ltd., ADR	23,828
333	Toyota Motor Corp., Sponsored ADR	43,616

		67,444

	Banks – 4.5%
494	Bank of America Corp.	14,780
83	Citizens Financial Group, Inc.	3,444
218	Huntington Bancshares, Inc.	3,250
1,287	KBC Group NV, Sponsored ADR	55,933
202	KeyCorp	4,024
550	People’s United Financial, Inc.	10,059
213	Signature Bank(a)	27,083
30	U.S. Bancorp	1,514
167	Wells Fargo & Co.	8,677
94	Zions Bancorporation	5,147

		133,911

	Beverages – 0.7%
81	Brown-Forman Corp., Class B	4,539
190	Coca-Cola Co. (The)	8,210
17	Molson Coors Brewing Co., Class B	1,211
22	Monster Beverage Corp.(a)	1,210
58	PepsiCo, Inc.	5,855

		21,025

	Biotechnology – 1.2%
15	AbbVie, Inc.	1,448
14	Amgen, Inc.	2,443
446	Gilead Sciences, Inc.	32,215

		36,106

	Building Products – 1.5%
576	A.O. Smith Corp.	35,338
269	Johnson Controls International PLC	9,111

		44,449

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – 1.8%
8	Affiliated Managers Group, Inc.	$1,319
14	Ameriprise Financial, Inc.	1,963
132	Bank of New York Mellon Corp. (The)	7,195
13	BlackRock, Inc.	6,779
23	Charles Schwab Corp. (The)	1,281
28	CME Group, Inc.	4,415
98	Franklin Resources, Inc.	3,297
39	Goldman Sachs Group, Inc. (The)	9,295
16	Intercontinental Exchange, Inc.	1,159
54	Invesco Ltd.	1,564
13	Legg Mason, Inc.	516
8	Moody’s Corp.	1,298
18	Nasdaq, Inc.	1,590
61	Northern Trust Corp.	6,512
7	S&P Global, Inc.	1,320
51	State Street Corp.	5,089

		54,592

	Chemicals – 5.6%
15	Air Products & Chemicals, Inc.	2,434
510	Chr. Hansen Holding AS, Sponsored ADR	23,072
428	Ecolab, Inc.	61,962
113	International Flavors & Fragrances, Inc.	15,962
269	Novozymes AS, Sponsored ADR	12,596
61	Praxair, Inc.	9,304
2,037	Symrise AG, Sponsored ADR	41,168

		166,498

	Commercial Services & Supplies – 0.1%
16	Stericycle, Inc.(a)	940
25	Waste Management, Inc.	2,032

		2,972

	Communications Equipment – 0.6%
368	Cisco Systems, Inc.	16,299
12	Motorola Solutions, Inc.	1,318

		17,617

	Construction & Engineering – 0.1%
45	Fluor Corp.	2,653

	Consumer Finance – 0.4%
47	American Express Co.	4,641
53	Discover Financial Services	3,776
92	Navient Corp.	1,220
64	Synchrony Financial	2,123

		11,760

	Containers & Packaging – 0.2%
80	Ball Corp.	3,207

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – continued
53	International Paper Co.	$2,733

		5,940

	Distributors – 0.1%
44	Genuine Parts Co.	3,886

	Diversified Consumer Services – 0.0%
16	H&R Block, Inc.	442

	Diversified Financial Services – 0.4%
60	Berkshire Hathaway, Inc., Class B(a)	11,624

	Diversified Telecommunication Services – 0.9%
440	AT&T, Inc.	14,388
234	Verizon Communications, Inc.	11,548

		25,936

	Electric Utilities – 1.4%
255	NextEra Energy, Inc.	41,797
17	Xcel Energy, Inc.	796

		42,593

	Electrical Equipment – 3.2%
184	Acuity Brands, Inc.	22,038
595	Eaton Corp. PLC	44,643
1,338	Vestas Wind Systems AS, Sponsored ADR	28,827

		95,508

	Electronic Equipment, Instruments & Components – 0.0%
16	TE Connectivity Ltd.	1,468

	Food & Staples Retailing – 0.2%
22	Kroger Co. (The)	554
103	Sysco Corp.	6,442

		6,996

	Food Products – 1.4%
79	Campbell Soup Co.	3,222
68	Conagra Brands, Inc.	2,521
1,496	Danone S.A., Sponsored ADR	24,325
26	General Mills, Inc.	1,137
25	Hershey Co. (The)	2,299
17	Hormel Foods Corp.	616
17	J.M. Smucker Co. (The)	1,939
36	Kellogg Co.	2,120
107	Mondelez International, Inc., Class A	4,227

		42,406

	Health Care Equipment & Supplies – 4.6%
26	Abbott Laboratories	1,511
67	Baxter International, Inc.	4,657
1,521	Coloplast AS, Sponsored ADR	12,776

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
603	Danaher Corp.	$60,493
18	DENTSPLY SIRONA, Inc.	906
741	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	50,418
60	Medtronic PLC	4,808

		135,569

	Health Care Providers & Services – 1.6%
10	Aetna, Inc.	1,790
23	Anthem, Inc.	5,428
6	Cigna Corp.	1,031
75	CVS Health Corp.	5,237
26	DaVita, Inc.(a)	1,633
7	Envision Healthcare Corp.(a)	260
47	Express Scripts Holding Co.(a)	3,558
907	Fresenius SE & Co. KGaA, Sponsored ADR	17,251
21	HCA Healthcare, Inc.	2,011
4	Humana, Inc.	1,177
2	Laboratory Corp. of America Holdings(a)	341
11	Quest Diagnostics, Inc.	1,113
24	UnitedHealth Group, Inc.	5,674
5	Universal Health Services, Inc., Class B	571

		47,075

	Home Construction – 0.5%
326	Geberit AG, ADR	13,692

	Hotels, Restaurants & Leisure – 0.2%
9	Carnival Corp.	568
106	MGM Resorts International	3,330
22	Starbucks Corp.	1,267

		5,165

	Household Durables – 1.1%
8	Lennar Corp., Class A	423
1,669	Sekisui House Ltd., Sponsored ADR	30,843
3	Whirlpool Corp.	465

		31,731

	Household Products – 0.5%
8	Church & Dwight Co., Inc.	370
16	Clorox Co. (The)	1,875
55	Colgate-Palmolive Co.	3,588
122	Procter & Gamble Co. (The)	8,825

		14,658

	Independent Power & Renewable Electricity Producers – 0.3%
75	Ormat Technologies, Inc.	4,342
222	Pattern Energy Group, Inc.	4,036

		8,378

	Industrial Conglomerates – 1.9%
372	General Electric Co.	5,234

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – continued
192	Roper Technologies, Inc.	$50,725

		55,959

	Industrial Other – 0.0%
27	Iron Mountain, Inc.	916

	Insurance – 6.0%
62	Aflac, Inc.	2,825
1,525	AIA Group Ltd., Sponsored ADR	54,732
835	Allianz SE, Sponsored ADR	19,756
10	Allstate Corp. (The)	978
26	Brighthouse Financial, Inc.(a)	1,320
74	Hartford Financial Services Group, Inc. (The)	3,984
1,505	Legal & General Group PLC, Sponsored ADR	28,330
55	Lincoln National Corp.	3,885
121	MetLife, Inc.	5,768
62	Prudential Financial, Inc.	6,592
748	Prudential PLC, Sponsored ADR	38,388
94	Torchmark Corp.	8,154
68	Unum Group	3,290

		178,002

	Internet & Direct Marketing Retail – 1.5%
26	Amazon.com, Inc.(a)	40,719
1	Booking Holdings, Inc.(a)	2,178
6	Netflix, Inc.(a)	1,875
7	TripAdvisor, Inc.(a)	262

		45,034

	Internet Software & Services – 5.8%
7	Akamai Technologies, Inc.(a)	501
83	Alphabet, Inc., Class A(a)	84,542
2	Alphabet, Inc., Class C(a)	2,035
319	Facebook, Inc., Class A(a)	54,868
651	Tencent Holdings Ltd., ADR	31,984

		173,930

	IT Services – 5.1%
7	Accenture PLC, Class A	1,059
23	Cognizant Technology Solutions Corp., Class A	1,882
46	International Business Machines Corp.	6,668
493	MasterCard, Inc., Class A	87,887
23	PayPal Holdings, Inc.(a)	1,716
414	Visa, Inc., Class A	52,528
75	Western Union Co. (The)	1,481

		153,221

	Life Sciences Tools & Services – 2.9%
19	Agilent Technologies, Inc.	1,249
42	Illumina, Inc.(a)	10,119

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – continued
353	Thermo Fisher Scientific, Inc.	$74,254

		85,622

	Machinery – 1.3%
63	Caterpillar, Inc.	9,095
8	Cummins, Inc.	1,279
36	Deere & Co.	4,872
37	Flowserve Corp.	1,643
5	Ingersoll-Rand PLC	419
19	Parker Hannifin Corp.	3,128
215	Watts Water Technologies, Inc., Series A	16,018
48	Xylem, Inc.	3,499

		39,953

	Media – 0.7%
37	CBS Corp., Class B	1,820
15	Interpublic Group of Cos., Inc. (The)	354
85	News Corp., Class A	1,358
4	Omnicom Group, Inc.	295
33	Time Warner, Inc.	3,129
102	Twenty-First Century Fox, Inc., Class A	3,729
32	Twenty-First Century Fox, Inc., Class B	1,154
85	Walt Disney Co. (The)	8,528

		20,367

	Metals & Mining – 0.2%
158	Newmont Mining Corp.	6,208

	Multiline Retail – 0.1%
15	Kohl’s Corp.	932
26	Target Corp.	1,887

		2,819

	Personal Products – 1.1%
10	Estee Lauder Cos., Inc. (The), Class A	1,481
543	Unilever NV	31,016

		32,497

	Pharmaceuticals – 3.2%
25	Allergan PLC	3,841
67	Bristol-Myers Squibb Co.	3,493
42	Eli Lilly & Co.	3,405
109	Johnson & Johnson	13,788
107	Merck & Co., Inc.	6,299
62	Mylan NV(a)	2,403
1,078	Novo Nordisk AS, Sponsored ADR	50,601
281	Pfizer, Inc.	10,287

		94,117

	Professional Services – 0.1%
36	IHS Markit Ltd.(a)	1,769
38	Nielsen Holdings PLC	1,195

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – continued
3	Verisk Analytics, Inc.(a)	$319

		3,283

	Real Estate Management & Development – 0.0%
26	CBRE Group, Inc., Class A(a)	1,178

	REITs - Apartments – 0.2%
5	AvalonBay Communities, Inc.	815
53	Equity Residential	3,270
7	Essex Property Trust, Inc.	1,678
4	Mid-America Apartment Communities, Inc.	366

		6,129

	REITs - Diversified – 0.6%
100	Crown Castle International Corp.	10,087
13	Digital Realty Trust, Inc.	1,374
2	Equinix, Inc.	841
24	Vornado Realty Trust	1,633
100	Weyerhaeuser Co.	3,678

		17,613

	REITs - Health Care – 0.3%
55	HCP, Inc.	1,285
40	Ventas, Inc.	2,057
89	Welltower, Inc.	4,756

		8,098

	REITs - Hotels – 0.0%
67	Host Hotels & Resorts, Inc.	1,311

	REITs - Office Property – 0.1%
14	Boston Properties, Inc.	1,700

	REITs - Regional Malls – 0.1%
7	Macerich Co. (The)	403
12	Simon Property Group, Inc.	1,876

		2,279

	REITs - Single Tenant – 0.0%
8	Realty Income Corp.	404

	REITs - Storage – 0.1%
14	Public Storage	2,825

	Road & Rail – 0.6%
31	Kansas City Southern	3,305
44	Norfolk Southern Corp.	6,313
57	Union Pacific Corp.	7,617

		17,235

	Semiconductors & Semiconductor Equipment – 1.4%
54	Advanced Micro Devices, Inc.(a)	587
40	Applied Materials, Inc.	1,987

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
104	ASML Holding NV, (Registered)	$19,599
48	First Solar, Inc.(a)	3,404
209	Intel Corp.	10,789
9	NVIDIA Corp.	2,024
20	QUALCOMM, Inc.	1,020
12	Texas Instruments, Inc.	1,217
6	Xilinx, Inc.	385

		41,012

	Software – 4.0%
9	Autodesk, Inc.(a)	1,133
158	Ellie Mae, Inc.(a)	15,306
812	Microsoft Corp.	75,938
543	Oracle Corp.	24,799
23	Symantec Corp.	639

		117,815

	Specialty Retail – 0.3%
15	Best Buy Co., Inc.	1,148
21	Gap, Inc. (The)	614
21	Home Depot, Inc. (The)	3,881
29	Lowe’s Cos., Inc.	2,390
13	Tiffany & Co.	1,337

		9,370

	Technology Hardware, Storage & Peripherals – 0.4%
36	Apple, Inc.	5,950
23	Hewlett Packard Enterprise Co.	392
23	HP, Inc.	494
23	NetApp, Inc.	1,531
8	Seagate Technology PLC	463
22	Western Digital Corp.	1,734
38	Xerox Corp.	1,195

		11,759

	Textiles, Apparel & Luxury Goods – 0.2%
38	Hanesbrands, Inc.	702
53	NIKE, Inc., Class B	3,624
4	PVH Corp.	639
7	VF Corp.	566

		5,531

	Trading Companies & Distributors – 0.2%
56	Fastenal Co.	2,799
16	W.W. Grainger, Inc.	4,502

		7,301

	Water Utilities – 0.9%
306	American Water Works Co., Inc.	26,493

	Total Common Stocks (Identified Cost $1,983,136)	2,293,111

Shares	Description	Value (†)
Affiliated Mutual Funds – 19.2%
12,272	Loomis Sayles Inflation Protected Securities Fund, Class N	$126,769
11,354	Loomis Sayles Limited Term Government and Agency Fund, Class N	126,712
32,215	Mirova Global Green Bond Fund, Class N	316,677

	Total Affiliated Mutual Funds (Identified Cost $580,463)	570,158

	Total Investments – 96.3% (Identified Cost $2,563,599)	2,863,269
	Other assets less liabilities – 3.7%	110,059

	Net Assets – 100.0%	$2,973,328

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2018, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$127,462	$3,443	$3,275	$(53)	$(808)	$126,769	$623
Loomis Sayles Limited Term Government and Agency Fund, Class N	127,580	2,401	2,585	(44)	(640)	126,712	735
Mirova Global Green Bond Fund, Class N	317,400	7,982	6,764	(102)	(1,839)	316,677	3,160

	$572,442	$13,826	$12,624	$(199)	$(3,287)	$570,158	$4,518

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,293,111	$—	$—	$2,293,111
Affiliated Mutual Funds	570,158	—	—	570,158

Total	$2,863,269	$—	$—	$2,863,269

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at April 30, 2018 (Unaudited)

Affiliated Mutual Funds	19.2%
Insurance	6.0
Internet Software & Services	5.8
Chemicals	5.6
IT Services	5.1
Health Care Equipment & Supplies	4.6
Banks	4.5
Software	4.0
Electrical Equipment	3.2
Pharmaceuticals	3.2
Life Sciences Tools & Services	2.9
Automobiles	2.3
Auto Components	2.2
Other Investments, less than 2% each	27.7

Total Investments	96.3
Other assets less liabilities	3.7

Net Assets	100.0%

Asset Allocation Summary at April 30, 2018 (Unaudited)

Equity	77.1%
Fixed Income	19.2

Total Investments	96.3
Other assets less liabilities	3.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of April 30, 2018 (Unaudited)

Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)
Common Stocks – 83.1% of Net Assets
	Aerospace & Defense – 0.1%
107	Arconic, Inc.	$1,906

	Air Freight & Logistics – 0.2%
40	United Parcel Service, Inc., Class B	4,540

	Auto Components – 2.4%
449	Aptiv PLC	37,977
149	Delphi Technologies PLC	7,213
12	Goodyear Tire & Rubber Co. (The)	301
734	Valeo S.A., Sponsored ADR	24,457

		69,948

	Automobiles – 2.5%
1,803	Byd Co. Ltd., ADR	25,242
358	Toyota Motor Corp., Sponsored ADR	46,891

		72,133

	Banks – 4.8%
527	Bank of America Corp.	15,768
88	Citizens Financial Group, Inc.	3,651
241	Huntington Bancshares, Inc.	3,593
1,352	KBC Group NV, Sponsored ADR	58,758
224	KeyCorp	4,462
576	People’s United Financial, Inc.	10,535
219	Signature Bank(a)	27,846
32	U.S. Bancorp	1,614
178	Wells Fargo & Co.	9,249
101	Zions Bancorporation	5,530

		141,006

	Beverages – 0.8%
83	Brown-Forman Corp., Class B	4,651
205	Coca-Cola Co. (The)	8,858
19	Molson Coors Brewing Co., Class B	1,354
24	Monster Beverage Corp.(a)	1,320
62	PepsiCo, Inc.	6,258

		22,441

	Biotechnology – 1.3%
16	AbbVie, Inc.	1,545
14	Amgen, Inc.	2,443
476	Gilead Sciences, Inc.	34,381

		38,369

	Building Products – 1.6%
611	A.O. Smith Corp.	37,485
295	Johnson Controls International PLC	9,991

		47,476

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – 2.0%
9	Affiliated Managers Group, Inc.	$1,484
15	Ameriprise Financial, Inc.	2,103
140	Bank of New York Mellon Corp. (The)	7,631
14	BlackRock, Inc.	7,301
26	Charles Schwab Corp. (The)	1,448
31	CME Group, Inc.	4,888
111	Franklin Resources, Inc.	3,734
42	Goldman Sachs Group, Inc. (The)	10,010
18	Intercontinental Exchange, Inc.	1,304
59	Invesco Ltd.	1,709
11	Legg Mason, Inc.	437
9	Moody’s Corp.	1,460
21	Nasdaq, Inc.	1,855
67	Northern Trust Corp.	7,152
8	S&P Global, Inc.	1,509
57	State Street Corp.	5,687

		59,712

	Chemicals – 6.0%
16	Air Products & Chemicals, Inc.	2,597
524	Chr. Hansen Holding AS, Sponsored ADR	23,706
457	Ecolab, Inc.	66,160
122	International Flavors & Fragrances, Inc.	17,234
288	Novozymes AS, Sponsored ADR	13,485
65	Praxair, Inc.	9,914
2,120	Symrise AG, Sponsored ADR	42,845

		175,941

	Commercial Services & Supplies – 0.1%
12	Stericycle, Inc.(a)	704
27	Waste Management, Inc.	2,195

		2,899

	Communications Equipment – 0.6%
396	Cisco Systems, Inc.	17,539
13	Motorola Solutions, Inc.	1,428

		18,967

	Construction & Engineering – 0.1%
48	Fluor Corp.	2,830

	Consumer Finance – 0.4%
52	American Express Co.	5,135
57	Discover Financial Services	4,061
121	Navient Corp.	1,604
51	Synchrony Financial	1,692

		12,492

	Containers & Packaging – 0.2%
92	Ball Corp.	3,688

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – continued
60	International Paper Co.	$3,094

		6,782

	Distributors – 0.1%
47	Genuine Parts Co.	4,151

	Diversified Consumer Services – 0.0%
18	H&R Block, Inc.	498

	Diversified Financial Services – 0.4%
63	Berkshire Hathaway, Inc., Class B(a)	12,205

	Diversified Telecommunication Services – 0.9%
468	AT&T, Inc.	15,304
246	Verizon Communications, Inc.	12,140

		27,444

	Electric Utilities – 1.5%
272	NextEra Energy, Inc.	44,584
18	Xcel Energy, Inc.	843

		45,427

	Electrical Equipment – 3.4%
189	Acuity Brands, Inc.	22,637
638	Eaton Corp. PLC	47,869
1,417	Vestas Wind Systems AS, Sponsored ADR	30,529

		101,035

	Electronic Equipment, Instruments & Components – 0.1%
17	TE Connectivity Ltd.	1,560

	Food & Staples Retailing – 0.3%
24	Kroger Co. (The)	605
114	Sysco Corp.	7,129

		7,734

	Food Products – 1.5%
85	Campbell Soup Co.	3,466
75	Conagra Brands, Inc.	2,780
1,584	Danone S.A., Sponsored ADR	25,756
30	General Mills, Inc.	1,312
28	Hershey Co. (The)	2,574
20	Hormel Foods Corp.	725
19	J.M. Smucker Co. (The)	2,168
41	Kellogg Co.	2,415
107	Mondelez International, Inc., Class A	4,227

		45,423

	Health Care Equipment & Supplies – 4.9%
28	Abbott Laboratories	1,628
64	Baxter International, Inc.	4,448
1,634	Coloplast AS, Sponsored ADR	13,726

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
628	Danaher Corp.	$63,001
19	DENTSPLY SIRONA, Inc.	956
786	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	53,479
67	Medtronic PLC	5,369

		142,607

	Health Care Providers & Services – 1.7%
12	Aetna, Inc.	2,149
26	Anthem, Inc.	6,136
7	Cigna Corp.	1,203
82	CVS Health Corp.	5,726
29	DaVita, Inc.(a)	1,821
7	Envision Healthcare Corp.(a)	260
50	Express Scripts Holding Co.(a)	3,785
972	Fresenius SE & Co. KGaA, Sponsored ADR	18,487
24	HCA Healthcare, Inc.	2,298
5	Humana, Inc.	1,471
2	Laboratory Corp. of America Holdings(a)	341
12	Quest Diagnostics, Inc.	1,214
25	UnitedHealth Group, Inc.	5,910
3	Universal Health Services, Inc., Class B	343

		51,144

	Home Construction – 0.5%
350	Geberit AG, ADR	14,700

	Hotels, Restaurants & Leisure – 0.2%
11	Carnival Corp.	694
112	MGM Resorts International	3,519
23	Starbucks Corp.	1,324

		5,537

	Household Durables – 1.2%
9	Lennar Corp., Class A	476
1,793	Sekisui House Ltd., Sponsored ADR	33,134
3	Whirlpool Corp.	465

		34,075

	Household Products – 0.5%
9	Church & Dwight Co., Inc.	416
17	Clorox Co. (The)	1,992
63	Colgate-Palmolive Co.	4,109
131	Procter & Gamble Co. (The)	9,477

		15,994

	Independent Power & Renewable Electricity Producers – 0.3%
82	Ormat Technologies, Inc.	4,748
260	Pattern Energy Group, Inc.	4,727

		9,475

	Industrial Conglomerates – 2.0%
401	General Electric Co.	5,642

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – continued
205	Roper Technologies, Inc.	$54,159

		59,801

	Industrial Other – 0.0%
31	Iron Mountain, Inc.	1,052

	Insurance – 6.4%
70	Aflac, Inc.	3,190
1,603	AIA Group Ltd., Sponsored ADR	57,532
897	Allianz SE, Sponsored ADR	21,223
11	Allstate Corp. (The)	1,076
27	Brighthouse Financial, Inc.(a)	1,371
74	Hartford Financial Services Group, Inc. (The)	3,984
1,616	Legal & General Group PLC, Sponsored ADR	30,420
58	Lincoln National Corp.	4,097
130	MetLife, Inc.	6,197
66	Prudential Financial, Inc.	7,017
777	Prudential PLC, Sponsored ADR	39,876
100	Torchmark Corp.	8,674
75	Unum Group	3,628

		188,285

	Internet & Direct Marketing Retail – 1.6%
27	Amazon.com, Inc.(a)	42,286
1	Booking Holdings, Inc.(a)	2,178
7	Netflix, Inc.(a)	2,187
8	TripAdvisor, Inc.(a)	299

		46,950

	Internet Software & Services – 6.3%
8	Akamai Technologies, Inc.(a)	573
88	Alphabet, Inc., Class A(a)	89,635
2	Alphabet, Inc., Class C(a)	2,035
343	Facebook, Inc., Class A(a)	58,996
691	Tencent Holdings Ltd., ADR	33,949

		185,188

	IT Services – 5.6%
8	Accenture PLC, Class A	1,210
25	Cognizant Technology Solutions Corp., Class A	2,045
50	International Business Machines Corp.	7,248
522	MasterCard, Inc., Class A	93,057
25	PayPal Holdings, Inc.(a)	1,865
445	Visa, Inc., Class A	56,462
80	Western Union Co. (The)	1,580

		163,467

	Life Sciences Tools & Services – 3.1%
21	Agilent Technologies, Inc.	1,380
45	Illumina, Inc.(a)	10,842

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – continued
371	Thermo Fisher Scientific, Inc.	$78,040

		90,262

	Machinery – 1.5%
67	Caterpillar, Inc.	9,672
8	Cummins, Inc.	1,279
38	Deere & Co.	5,143
40	Flowserve Corp.	1,776
5	Ingersoll-Rand PLC	419
21	Parker Hannifin Corp.	3,457
231	Watts Water Technologies, Inc., Series A	17,210
51	Xylem, Inc.	3,718

		42,674

	Media – 0.7%
43	CBS Corp., Class B	2,116
17	Interpublic Group of Cos., Inc. (The)	401
91	News Corp., Class A	1,454
5	Omnicom Group, Inc.	368
36	Time Warner, Inc.	3,413
104	Twenty-First Century Fox, Inc., Class A	3,802
35	Twenty-First Century Fox, Inc., Class B	1,262
87	Walt Disney Co. (The)	8,729

		21,545

	Metals & Mining – 0.2%
171	Newmont Mining Corp.	6,719

	Multiline Retail – 0.1%
17	Kohl’s Corp.	1,056
28	Target Corp.	2,033

		3,089

	Personal Products – 1.2%
12	Estee Lauder Cos., Inc. (The), Class A	1,777
584	Unilever NV	33,358

		35,135

	Pharmaceuticals – 3.4%
24	Allergan PLC	3,688
75	Bristol-Myers Squibb Co.	3,910
47	Eli Lilly & Co.	3,810
119	Johnson & Johnson	15,052
120	Merck & Co., Inc.	7,065
70	Mylan NV(a)	2,713
1,127	Novo Nordisk AS, Sponsored ADR	52,901
289	Pfizer, Inc.	10,580

		99,719

	Professional Services – 0.1%
39	IHS Markit Ltd.(a)	1,916
41	Nielsen Holdings PLC	1,289

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – continued
4	Verisk Analytics, Inc.(a)	$426

		3,631

	Real Estate Management & Development – 0.0%
28	CBRE Group, Inc., Class A(a)	1,269

	REITs - Apartments – 0.2%
6	AvalonBay Communities, Inc.	978
55	Equity Residential	3,394
8	Essex Property Trust, Inc.	1,917
4	Mid-America Apartment Communities, Inc.	366

		6,655

	REITs - Diversified – 0.7%
107	Crown Castle International Corp.	10,793
16	Digital Realty Trust, Inc.	1,691
3	Equinix, Inc.	1,262
21	Vornado Realty Trust	1,429
110	Weyerhaeuser Co.	4,046

		19,221

	REITs - Health Care – 0.3%
44	HCP, Inc.	1,028
35	Ventas, Inc.	1,800
97	Welltower, Inc.	5,183

		8,011

	REITs - Hotels – 0.1%
72	Host Hotels & Resorts, Inc.	1,408

	REITs - Office Property – 0.1%
16	Boston Properties, Inc.	1,943

	REITs - Regional Malls – 0.1%
7	Macerich Co. (The)	403
14	Simon Property Group, Inc.	2,189

		2,592

	REITs - Single Tenant – 0.0%
8	Realty Income Corp.	404

	REITs - Storage – 0.1%
17	Public Storage	3,430

	Road & Rail – 0.7%
34	Kansas City Southern	3,625
49	Norfolk Southern Corp.	7,030
65	Union Pacific Corp.	8,686

		19,341

	Semiconductors & Semiconductor Equipment – 1.5%
58	Advanced Micro Devices, Inc.(a)	631
43	Applied Materials, Inc.	2,136

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
112	ASML Holding NV, (Registered)	$21,106
58	First Solar, Inc.(a)	4,113
228	Intel Corp.	11,769
10	NVIDIA Corp.	2,249
22	QUALCOMM, Inc.	1,122
13	Texas Instruments, Inc.	1,319
1	Xilinx, Inc.	64

		44,509

	Software – 4.3%
9	Autodesk, Inc.(a)	1,133
170	Ellie Mae, Inc.(a)	16,468
872	Microsoft Corp.	81,549
585	Oracle Corp.	26,717
11	Symantec Corp.	306

		126,173

	Specialty Retail – 0.3%
16	Best Buy Co., Inc.	1,224
23	Gap, Inc. (The)	672
22	Home Depot, Inc. (The)	4,066
33	Lowe’s Cos., Inc.	2,720
14	Tiffany & Co.	1,440

		10,122

	Technology Hardware, Storage & Peripherals – 0.4%
41	Apple, Inc.	6,776
24	Hewlett Packard Enterprise Co.	409
25	HP, Inc.	537
26	NetApp, Inc.	1,731
8	Seagate Technology PLC	463
24	Western Digital Corp.	1,891
38	Xerox Corp.	1,195

		13,002

	Textiles, Apparel & Luxury Goods – 0.2%
43	Hanesbrands, Inc.	794
59	NIKE, Inc., Class B	4,035
5	PVH Corp.	799
8	VF Corp.	647

		6,275

	Trading Companies & Distributors – 0.3%
61	Fastenal Co.	3,050
18	W.W. Grainger, Inc.	5,064

		8,114

	Water Utilities – 1.0%
330	American Water Works Co., Inc.	28,571

	Total Common Stocks (Identified Cost $2,112,661)	2,445,008

Shares	Description	Value (†)
Affiliated Mutual Funds – 13.2%
12,491	Loomis Sayles Inflation Protected Securities Fund, Class N	$129,030
5,779	Loomis Sayles Limited Term Government and Agency Fund, Class N	64,493
19,674	Mirova Global Green Bond Fund, Class N	193,391

	Total Affiliated Mutual Funds (Identified Cost $393,423)	386,914

	Total Investments – 96.3% (Identified Cost $2,506,084)	2,831,922
	Other assets less liabilities – 3.7%	109,764

	Net Assets – 100.0%	$2,941,686

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2018, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$128,974	$3,659	$2,727	$(46)	$(830)	$129,030	$631
Loomis Sayles Limited Term Government and Agency Fund, Class N	64,759	1,126	1,044	(18)	(330)	64,493	375
Mirova Global Green Bond Fund, Class N	193,027	5,103	3,556	(54)	(1,129)	193,391	1,924

	$386,760	$9,888	$7,327	$(118)	$(2,289)	$386,914	$2,930

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,445,008	$—	$—	$2,445,008
Affiliated Mutual Funds	386,914	—	—	386,914

Total	$2,831,922	$—	$—	$2,831,922

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at April 30, 2018 (Unaudited)

Affiliated Mutual Funds	13.2%
Insurance	6.4
Internet Software & Services	6.3
Chemicals	6.0
IT Services	5.6
Health Care Equipment & Supplies	4.9
Banks	4.8
Software	4.3
Electrical Equipment	3.4
Pharmaceuticals	3.4
Life Sciences Tools & Services	3.1
Automobiles	2.5
Auto Components	2.4
Industrial Conglomerates	2.0
Capital Markets	2.0
Other Investments, less than 2% each	26.0

Total Investments	96.3
Other assets less liabilities	3.7

Net Assets	100.0%

Asset Allocation Summary at April 30, 2018 (Unaudited)

Equity	83.1%
Fixed Income	13.2

Total Investments	96.3
Other assets less liabilities	3.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of April 30, 2018 (Unaudited)

Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)
Common Stocks – 87.0% of Net Assets
	Aerospace & Defense – 0.1%
81	Arconic, Inc.	$1,443

	Air Freight & Logistics – 0.2%
32	United Parcel Service, Inc., Class B	3,632

	Auto Components – 2.5%
396	Aptiv PLC	33,494
132	Delphi Technologies PLC	6,390
10	Goodyear Tire & Rubber Co. (The)	251
651	Valeo S.A., Sponsored ADR	21,691

		61,826

	Automobiles – 2.6%
1,611	Byd Co. Ltd., ADR	22,554
315	Toyota Motor Corp., Sponsored ADR	41,259

		63,813

	Banks – 5.0%
419	Bank of America Corp.	12,537
74	Citizens Financial Group, Inc.	3,070
194	Huntington Bancshares, Inc.	2,893
1,207	KBC Group NV, Sponsored ADR	52,456
180	KeyCorp	3,586
477	People’s United Financial, Inc.	8,724
202	Signature Bank(a)	25,684
26	U.S. Bancorp	1,312
142	Wells Fargo & Co.	7,378
84	Zions Bancorporation	4,599

		122,239

	Beverages – 0.7%
63	Brown-Forman Corp., Class B	3,531
164	Coca-Cola Co. (The)	7,086
16	Molson Coors Brewing Co., Class B	1,140
23	Monster Beverage Corp.(a)	1,265
50	PepsiCo, Inc.	5,047

		18,069

	Biotechnology – 1.4%
13	AbbVie, Inc.	1,255
11	Amgen, Inc.	1,919
425	Gilead Sciences, Inc.	30,698

		33,872

	Building Products – 1.7%
547	A.O. Smith Corp.	33,559
235	Johnson Controls International PLC	7,959

		41,518

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – 2.0%
7	Affiliated Managers Group, Inc.	$1,154
12	Ameriprise Financial, Inc.	1,683
113	Bank of New York Mellon Corp. (The)	6,160
11	BlackRock, Inc.	5,736
25	Charles Schwab Corp. (The)	1,392
24	CME Group, Inc.	3,784
93	Franklin Resources, Inc.	3,129
34	Goldman Sachs Group, Inc. (The)	8,103
17	Intercontinental Exchange, Inc.	1,232
52	Invesco Ltd.	1,506
11	Legg Mason, Inc.	437
7	Moody’s Corp.	1,135
18	Nasdaq, Inc.	1,590
54	Northern Trust Corp.	5,764
6	S&P Global, Inc.	1,132
48	State Street Corp.	4,789

		48,726

	Chemicals – 6.3%
13	Air Products & Chemicals, Inc.	2,110
486	Chr. Hansen Holding AS, Sponsored ADR	21,987
400	Ecolab, Inc.	57,908
101	International Flavors & Fragrances, Inc.	14,267
239	Novozymes AS, Sponsored ADR	11,191
51	Praxair, Inc.	7,779
1,907	Symrise AG, Sponsored ADR	38,540

		153,782

	Commercial Services & Supplies – 0.1%
14	Stericycle, Inc.(a)	822
23	Waste Management, Inc.	1,870

		2,692

	Communications Equipment – 0.6%
320	Cisco Systems, Inc.	14,173
13	Motorola Solutions, Inc.	1,428

		15,601

	Construction & Engineering – 0.1%
38	Fluor Corp.	2,240
	Consumer Finance – 0.4%
39	American Express Co.	3,851
45	Discover Financial Services	3,206
103	Navient Corp.	1,366
38	Synchrony Financial	1,261

		9,684

	Containers & Packaging – 0.2%
78	Ball Corp.	3,127

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – continued
48	International Paper Co.	$2,475

		5,602

	Distributors – 0.1%
36	Genuine Parts Co.	3,179

	Diversified Consumer Services – 0.0%
15	H&R Block, Inc.	415

	Diversified Financial Services – 0.4%
50	Berkshire Hathaway, Inc., Class B(a)	9,686

	Diversified Telecommunication Services – 0.9%
377	AT&T, Inc.	12,328
201	Verizon Communications, Inc.	9,919

		22,247

	Electric Utilities – 1.6%
241	NextEra Energy, Inc.	39,502
14	Xcel Energy, Inc.	656

		40,158

	Electrical Equipment – 3.7%
172	Acuity Brands, Inc.	20,600
559	Eaton Corp. PLC	41,942
1,267	Vestas Wind Systems AS, Sponsored ADR	27,298

		89,840

	Electronic Equipment, Instruments & Components – 0.1%
14	TE Connectivity Ltd.	1,284

	Food & Staples Retailing – 0.3%
18	Kroger Co. (The)	453
92	Sysco Corp.	5,754

		6,207

	Food Products – 1.6%
66	Campbell Soup Co.	2,691
54	Conagra Brands, Inc.	2,002
1,415	Danone S.A., Sponsored ADR	23,008
25	General Mills, Inc.	1,094
21	Hershey Co. (The)	1,931
16	Hormel Foods Corp.	580
15	J.M. Smucker Co. (The)	1,711
33	Kellogg Co.	1,944
87	Mondelez International, Inc., Class A	3,436

		38,397

	Health Care Equipment & Supplies – 5.1%
27	Abbott Laboratories	1,569
52	Baxter International, Inc.	3,614
1,352	Coloplast AS, Sponsored ADR	11,357

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
558	Danaher Corp.	$55,978
14	DENTSPLY SIRONA, Inc.	705
701	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	47,696
52	Medtronic PLC	4,167

		125,086

	Health Care Providers & Services – 1.8%
9	Aetna, Inc.	1,611
22	Anthem, Inc.	5,192
7	Cigna Corp.	1,203
66	CVS Health Corp.	4,609
25	DaVita, Inc.(a)	1,570
2	Envision Healthcare Corp.(a)	74
40	Express Scripts Holding Co.(a)	3,028
860	Fresenius SE & Co. KGaA, Sponsored ADR	16,357
22	HCA Healthcare, Inc.	2,106
4	Humana, Inc.	1,177
2	Laboratory Corp. of America Holdings(a)	342
10	Quest Diagnostics, Inc.	1,012
22	UnitedHealth Group, Inc.	5,201
2	Universal Health Services, Inc., Class B	228

		43,710

	Home Construction – 0.5%
290	Geberit AG, ADR	12,180

	Hotels, Restaurants & Leisure – 0.2%
9	Carnival Corp.	567
90	MGM Resorts International	2,828
23	Starbucks Corp.	1,324

		4,719

	Household Durables – 1.2%
8	Lennar Corp., Class A	423
1,587	Sekisui House Ltd., Sponsored ADR	29,328
2	Whirlpool Corp.	310

		30,061

	Household Products – 0.5%
7	Church & Dwight Co., Inc.	323
13	Clorox Co. (The)	1,524
52	Colgate-Palmolive Co.	3,392
106	Procter & Gamble Co. (The)	7,668

		12,907

	Independent Power & Renewable Electricity Producers – 0.3%
70	Ormat Technologies, Inc.	4,053
219	Pattern Energy Group, Inc.	3,981

		8,034

	Industrial Conglomerates – 2.2%
329	General Electric Co.	4,629

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – continued
182	Roper Technologies, Inc.	$48,083

		52,712

	Industrial Other – 0.0%
26	Iron Mountain, Inc.	882

	Insurance – 6.8%
56	Aflac, Inc.	2,552
1,430	AIA Group Ltd., Sponsored ADR	51,323
807	Allianz SE, Sponsored ADR	19,094
9	Allstate Corp. (The)	880
22	Brighthouse Financial, Inc.(a)	1,117
63	Hartford Financial Services Group, Inc. (The)	3,392
1,427	Legal & General Group PLC, Sponsored ADR	26,862
46	Lincoln National Corp.	3,249
101	MetLife, Inc.	4,815
51	Prudential Financial, Inc.	5,422
709	Prudential PLC, Sponsored ADR	36,386
80	Torchmark Corp.	6,939
55	Unum Group	2,661

		164,692

	Internet & Direct Marketing Retail – 1.7%
24	Amazon.com, Inc.(a)	37,587
1	Booking Holdings, Inc.(a)	2,178
6	Netflix, Inc.(a)	1,875
7	TripAdvisor, Inc.(a)	262
		41,902
	Internet Software & Services – 6.8%
6	Akamai Technologies, Inc.(a)	430
78	Alphabet, Inc., Class A(a)	79,449
2	Alphabet, Inc., Class C(a)	2,035
306	Facebook, Inc., Class A(a)	52,632
616	Tencent Holdings Ltd., ADR	30,264

		164,810

	IT Services – 5.9%
6	Accenture PLC, Class A	907
21	Cognizant Technology Solutions Corp., Class A	1,718
39	International Business Machines Corp.	5,654
468	MasterCard, Inc., Class A	83,430
20	PayPal Holdings, Inc.(a)	1,492
396	Visa, Inc., Class A	50,245
61	Western Union Co. (The)	1,205

		144,651

	Life Sciences Tools & Services – 3.3%
20	Agilent Technologies, Inc.	1,315
37	Illumina, Inc.(a)	8,914

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – continued
334	Thermo Fisher Scientific, Inc.	$70,257

		80,486

	Machinery – 1.5%
54	Caterpillar, Inc.	7,795
6	Cummins, Inc.	959
31	Deere & Co.	4,195
32	Flowserve Corp.	1,421
4	Ingersoll-Rand PLC	336
15	Parker Hannifin Corp.	2,469
201	Watts Water Technologies, Inc., Series A	14,975
43	Xylem, Inc.	3,135

		35,285

	Media – 0.7%
30	CBS Corp., Class B	1,476
14	Interpublic Group of Cos., Inc. (The)	330
72	News Corp., Class A	1,151
4	Omnicom Group, Inc.	295
28	Time Warner, Inc.	2,654
86	Twenty-First Century Fox, Inc., Class A	3,144
33	Twenty-First Century Fox, Inc., Class B	1,190
72	Walt Disney Co. (The)	7,224

		17,464

	Metals & Mining – 0.2%
141	Newmont Mining Corp.	5,540

	Multiline Retail – 0.1%
14	Kohl’s Corp.	870
22	Target Corp.	1,597

		2,467

	Personal Products – 1.3%
10	Estee Lauder Cos., Inc. (The), Class A	1,481
517	Unilever NV	29,531

		31,012

	Pharmaceuticals – 3.5%
21	Allergan PLC	3,227
62	Bristol-Myers Squibb Co.	3,232
36	Eli Lilly & Co.	2,918
95	Johnson & Johnson	12,016
95	Merck & Co., Inc.	5,593
59	Mylan NV(a)	2,287
1,006	Novo Nordisk AS, Sponsored ADR	47,222
236	Pfizer, Inc.	8,640

		85,135

	Professional Services – 0.1%
30	IHS Markit Ltd.(a)	1,474
32	Nielsen Holdings PLC	1,007

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – continued
3	Verisk Analytics, Inc.(a)	$319

		2,800

	Real Estate Management & Development – 0.1%
28	CBRE Group, Inc., Class A(a)	1,269

	REITs - Apartments – 0.2%
6	AvalonBay Communities, Inc.	978
42	Equity Residential	2,591
7	Essex Property Trust, Inc.	1,678
4	Mid-America Apartment Communities, Inc.	366

		5,613

	REITs - Diversified – 0.7%
86	Crown Castle International Corp.	8,675
12	Digital Realty Trust, Inc.	1,268
3	Equinix, Inc.	1,262
18	Vornado Realty Trust	1,225
93	Weyerhaeuser Co.	3,421

		15,851

	REITs - Health Care – 0.3%
37	HCP, Inc.	864
30	Ventas, Inc.	1,543
83	Welltower, Inc.	4,435

		6,842

	REITs - Hotels – 0.0%
56	Host Hotels & Resorts, Inc.	1,095

	REITs - Office Property – 0.1%
15	Boston Properties, Inc.	1,821

	REITs - Regional Malls – 0.1%
6	Macerich Co. (The)	345
11	Simon Property Group, Inc.	1,720

		2,065

	REITs - Single Tenant – 0.0%
7	Realty Income Corp.	354

	REITs - Storage – 0.1%
12	Public Storage	2,421

	Road & Rail – 0.6%
27	Kansas City Southern	2,879
39	Norfolk Southern Corp.	5,595
53	Union Pacific Corp.	7,083

		15,557

	Semiconductors & Semiconductor Equipment – 1.6%
46	Advanced Micro Devices, Inc.(a)	501
38	Applied Materials, Inc.	1,887

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
102	ASML Holding NV, (Registered)	$19,222
49	First Solar, Inc.(a)	3,475
183	Intel Corp.	9,446
8	NVIDIA Corp.	1,799
21	QUALCOMM, Inc.	1,071
13	Texas Instruments, Inc.	1,319
1	Xilinx, Inc.	64

		38,784

	Software – 4.5%
8	Autodesk, Inc.(a)	1,007
147	Ellie Mae, Inc.(a)	14,240
768	Microsoft Corp.	71,823
507	Oracle Corp.	23,155
18	Symantec Corp.	500

		110,725

	Specialty Retail – 0.4%
13	Best Buy Co., Inc.	995
18	Gap, Inc. (The)	526
19	Home Depot, Inc. (The)	3,511
27	Lowe’s Cos., Inc.	2,226
12	Tiffany & Co.	1,234

		8,492

	Technology Hardware, Storage & Peripherals – 0.5%
34	Apple, Inc.	5,619
19	Hewlett Packard Enterprise Co.	324
20	HP, Inc.	430
21	NetApp, Inc.	1,398
7	Seagate Technology PLC	405
23	Western Digital Corp.	1,812
32	Xerox Corp.	1,007

		10,995

	Textiles, Apparel & Luxury Goods – 0.2%
15	Hanesbrands, Inc.	277
49	NIKE, Inc., Class B	3,351
4	PVH Corp.	639
7	VF Corp.	566

		4,833

	Trading Companies & Distributors – 0.3%
53	Fastenal Co.	2,649
14	W.W. Grainger, Inc.	3,939

		6,588

	Water Utilities – 1.0%
288	American Water Works Co., Inc.	24,935

	Total Common Stocks (Identified Cost $1,840,056)	2,120,927

Shares	Description	Value (†)
Affiliated Mutual Funds – 8.9%
5,279	Loomis Sayles Inflation Protected Securities Fund, Class N	$54,534
4,884	Loomis Sayles Limited Term Government and Agency Fund, Class N	54,511
11,087	Mirova Global Green Bond Fund, Class N	108,981

	Total Affiliated Mutual Funds (Identified Cost $222,003)	218,026

	Total Investments – 95.9% (Identified Cost $2,062,059)	2,338,953
	Other assets less liabilities – 4.1%	99,104

	Net Assets – 100.0%	$2,438,057

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2018, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$54,414	$2,098	$1,607	$(26)	$(345)	$54,534	$269
Loomis Sayles Limited Term Government and Agency Fund, Class N	54,464	1,626	1,285	(22)	(272)	54,511	319
Mirova Global Green Bond Fund, Class N	108,379	3,925	2,654	(40)	(629)	108,981	1,091

	$217,257	$7,649	$5,546	$(88)	$(1,246)	$218,026	$1,679

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,120,927	$—	$—	$2,120,927
Affiliated Mutual Funds	218,026	—	—	218,026

Total	$2,338,953	$—	$—	$2,338,953

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at April 30, 2018 (Unaudited)

Affiliated Mutual Funds	8.9%
Internet Software & Services	6.8
Insurance	6.8
Chemicals	6.3
IT Services	5.9
Health Care Equipment & Supplies	5.1
Banks	5.0
Software	4.5
Electrical Equipment	3.7
Pharmaceuticals	3.5
Life Sciences Tools & Services	3.3
Automobiles	2.6
Auto Components	2.5
Industrial Conglomerates	2.2
Capital Markets	2.0
Other Investments, less than 2% each	26.8

Total Investments	95.9
Other assets less liabilities	4.1

Net Assets	100.0%

Asset Allocation Summary at April 30, 2018 (Unaudited)

Equity	87.0%
Fixed Income	8.9

Total Investments	95.9
Other assets less liabilities	4.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of April 30, 2018 (Unaudited)

Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)
Common Stocks – 88.5% of Net Assets
	Aerospace & Defense – 0.1%
82	Arconic, Inc.	$1,460

	Air Freight & Logistics – 0.1%
31	United Parcel Service, Inc., Class B	3,519

	Auto Components – 2.6%
409	Aptiv PLC	34,593
136	Delphi Technologies PLC	6,584
10	Goodyear Tire & Rubber Co. (The)	251
672	Valeo S.A., Sponsored ADR	22,391

		63,819

	Automobiles – 2.7%
1,657	Byd Co. Ltd., ADR	23,198
325	Toyota Motor Corp., Sponsored ADR	42,568

		65,766

	Banks – 5.1%
418	Bank of America Corp.	12,506
74	Citizens Financial Group, Inc.	3,070
193	Huntington Bancshares, Inc.	2,878
1,256	KBC Group NV, Sponsored ADR	54,586
180	KeyCorp	3,585
476	People’s United Financial, Inc.	8,706
198	Signature Bank(a)	25,176
26	U.S. Bancorp	1,312
141	Wells Fargo & Co.	7,326
85	Zions Bancorporation	4,654

		123,799

	Beverages – 0.7%
63	Brown-Forman Corp., Class B	3,531
164	Coca-Cola Co. (The)	7,086
16	Molson Coors Brewing Co., Class B	1,140
19	Monster Beverage Corp.(a)	1,045
47	PepsiCo, Inc.	4,744

		17,546

	Biotechnology – 1.4%
13	AbbVie, Inc.	1,255
11	Amgen, Inc.	1,919
425	Gilead Sciences, Inc.	30,698

		33,872

	Building Products – 1.7%
550	A.O. Smith Corp.	33,742
234	Johnson Controls International PLC	7,926

		41,668

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – 2.0%
7	Affiliated Managers Group, Inc.	$1,154
12	Ameriprise Financial, Inc.	1,683
116	Bank of New York Mellon Corp. (The)	6,323
11	BlackRock, Inc.	5,737
21	Charles Schwab Corp. (The)	1,169
24	CME Group, Inc.	3,784
92	Franklin Resources, Inc.	3,095
33	Goldman Sachs Group, Inc. (The)	7,865
14	Intercontinental Exchange, Inc.	1,014
52	Invesco Ltd.	1,506
11	Legg Mason, Inc.	437
7	Moody’s Corp.	1,135
18	Nasdaq, Inc.	1,590
52	Northern Trust Corp.	5,551
6	S&P Global, Inc.	1,132
45	State Street Corp.	4,490

		47,665

	Chemicals – 6.4%
14	Air Products & Chemicals, Inc.	2,272
469	Chr. Hansen Holding AS, Sponsored ADR	21,218
408	Ecolab, Inc.	59,066
104	International Flavors & Fragrances, Inc.	14,691
247	Novozymes AS, Sponsored ADR	11,566
51	Praxair, Inc.	7,778
1,968	Symrise AG, Sponsored ADR	39,773

		156,364

	Commercial Services & Supplies – 0.1%
10	Stericycle, Inc.(a)	587
22	Waste Management, Inc.	1,788

		2,375

	Communications Equipment – 0.6%
319	Cisco Systems, Inc.	14,128
13	Motorola Solutions, Inc.	1,428

		15,556

	Construction & Engineering – 0.1%
38	Fluor Corp.	2,240

	Consumer Finance – 0.4%
39	American Express Co.	3,851
44	Discover Financial Services	3,135
101	Navient Corp.	1,339
38	Synchrony Financial	1,261

		9,586

	Containers & Packaging – 0.2%
78	Ball Corp.	3,127

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – continued
48	International Paper Co.	$2,475

		5,602

	Distributors – 0.1%
36	Genuine Parts Co.	3,180

	Diversified Consumer Services – 0.0%
15	H&R Block, Inc.	415

	Diversified Financial Services – 0.4%
50	Berkshire Hathaway, Inc., Class B(a)	9,686

	Diversified Telecommunication Services – 0.9%
376	AT&T, Inc.	12,295
201	Verizon Communications, Inc.	9,920

		22,215

	Electric Utilities – 1.7%
245	NextEra Energy, Inc.	40,158
14	Xcel Energy, Inc.	656

		40,814

	Electrical Equipment – 3.8%
177	Acuity Brands, Inc.	21,199
569	Eaton Corp. PLC	42,692
1,303	Vestas Wind Systems AS, Sponsored ADR	28,073

		91,964

	Electronic Equipment, Instruments & Components – 0.1%
14	TE Connectivity Ltd.	1,285

	Food & Staples Retailing – 0.3%
18	Kroger Co. (The)	453
88	Sysco Corp.	5,504

		5,957

	Food Products – 1.6%
65	Campbell Soup Co.	2,651
54	Conagra Brands, Inc.	2,002
1,456	Danone S.A., Sponsored ADR	23,674
25	General Mills, Inc.	1,093
21	Hershey Co. (The)	1,931
16	Hormel Foods Corp.	580
15	J.M. Smucker Co. (The)	1,711
33	Kellogg Co.	1,944
90	Mondelez International, Inc., Class A	3,555

		39,141

	Health Care Equipment & Supplies – 5.3%
23	Abbott Laboratories	1,337
54	Baxter International, Inc.	3,753
1,397	Coloplast AS, Sponsored ADR	11,735

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
580	Danaher Corp.	$58,185
14	DENTSPLY SIRONA, Inc.	705
730	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	49,669
52	Medtronic PLC	4,167

		129,551

	Health Care Providers & Services – 1.8%
9	Aetna, Inc.	1,611
21	Anthem, Inc.	4,956
6	Cigna Corp.	1,031
66	CVS Health Corp.	4,609
25	DaVita, Inc.(a)	1,570
2	Envision Healthcare Corp.(a)	74
41	Express Scripts Holding Co.(a)	3,104
870	Fresenius SE & Co. KGaA, Sponsored ADR	16,547
22	HCA Healthcare, Inc.	2,106
4	Humana, Inc.	1,177
2	Laboratory Corp. of America Holdings(a)	342
10	Quest Diagnostics, Inc.	1,012
22	UnitedHealth Group, Inc.	5,201
2	Universal Health Services, Inc., Class B	228

		43,568

	Home Construction – 0.5%
300	Geberit AG, ADR	12,600

	Hotels, Restaurants & Leisure – 0.2%
9	Carnival Corp.	568
96	MGM Resorts International	3,016
19	Starbucks Corp.	1,094

		4,678

	Household Durables – 1.3%
8	Lennar Corp., Class A	423
1,629	Sekisui House Ltd., Sponsored ADR	30,104
2	Whirlpool Corp.	310

		30,837

	Household Products – 0.5%
7	Church & Dwight Co., Inc.	323
13	Clorox Co. (The)	1,524
52	Colgate-Palmolive Co.	3,392
106	Procter & Gamble Co. (The)	7,668

		12,907

	Independent Power & Renewable Electricity Producers – 0.3%
68	Ormat Technologies, Inc.	3,937
213	Pattern Energy Group, Inc.	3,873

		7,810

	Industrial Conglomerates – 2.2%
328	General Electric Co.	4,615

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – continued
185	Roper Technologies, Inc.	$48,875

		53,490

	Industrial Other – 0.0%
26	Iron Mountain, Inc.	882

	Insurance – 7.0%
56	Aflac, Inc.	2,552
1,488	AIA Group Ltd., Sponsored ADR	53,404
823	Allianz SE, Sponsored ADR	19,472
9	Allstate Corp. (The)	880
21	Brighthouse Financial, Inc.(a)	1,067
63	Hartford Financial Services Group, Inc. (The)	3,392
1,468	Legal & General Group PLC, Sponsored ADR	27,634
47	Lincoln National Corp.	3,320
103	MetLife, Inc.	4,910
53	Prudential Financial, Inc.	5,635
722	Prudential PLC, Sponsored ADR	37,053
80	Torchmark Corp.	6,939
55	Unum Group	2,661

		168,919

	Internet & Direct Marketing Retail – 1.8%
25	Amazon.com, Inc.(a)	39,153
1	Booking Holdings, Inc.(a)	2,178
6	Netflix, Inc.(a)	1,875
7	TripAdvisor, Inc.(a)	262

		43,468

	Internet Software & Services – 6.9%
6	Akamai Technologies, Inc.(a)	430
79	Alphabet, Inc., Class A(a)	80,468
2	Alphabet, Inc., Class C(a)	2,034
306	Facebook, Inc., Class A(a)	52,632
629	Tencent Holdings Ltd., ADR	30,903

		166,467

	IT Services – 6.1%
6	Accenture PLC, Class A	907
20	Cognizant Technology Solutions Corp., Class A	1,636
40	International Business Machines Corp.	5,799
482	MasterCard, Inc., Class A	85,926
20	PayPal Holdings, Inc.(a)	1,492
396	Visa, Inc., Class A	50,245
63	Western Union Co. (The)	1,244

		147,249

	Life Sciences Tools & Services – 3.3%
17	Agilent Technologies, Inc.	1,118
38	Illumina, Inc.(a)	9,155

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – continued
336	Thermo Fisher Scientific, Inc.	$70,678

		80,951

	Machinery – 1.5%
53	Caterpillar, Inc.	7,651
6	Cummins, Inc.	959
29	Deere & Co.	3,925
31	Flowserve Corp.	1,377
4	Ingersoll-Rand PLC	336
15	Parker Hannifin Corp.	2,469
207	Watts Water Technologies, Inc., Series A	15,421
43	Xylem, Inc.	3,135

		35,273

	Media – 0.7%
31	CBS Corp., Class B	1,525
14	Interpublic Group of Cos., Inc. (The)	330
72	News Corp., Class A	1,151
4	Omnicom Group, Inc.	295
28	Time Warner, Inc.	2,654
80	Twenty-First Century Fox, Inc., Class A	2,925
33	Twenty-First Century Fox, Inc., Class B	1,190
73	Walt Disney Co. (The)	7,324

		17,394

	Metals & Mining – 0.2%
140	Newmont Mining Corp.	5,501

	Multiline Retail – 0.1%
14	Kohl’s Corp.	870
21	Target Corp.	1,524

		2,394

	Personal Products – 1.3%
9	Estee Lauder Cos., Inc. (The), Class A	1,333
526	Unilever NV	30,045

		31,378

	Pharmaceuticals – 3.6%
21	Allergan PLC	3,227
62	Bristol-Myers Squibb Co.	3,232
36	Eli Lilly & Co.	2,919
95	Johnson & Johnson	12,017
96	Merck & Co., Inc.	5,651
59	Mylan NV(a)	2,287
1,047	Novo Nordisk AS, Sponsored ADR	49,146
240	Pfizer, Inc.	8,786

		87,265

	Professional Services – 0.1%
30	IHS Markit Ltd.(a)	1,474
31	Nielsen Holdings PLC	975

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – continued
3	Verisk Analytics, Inc.(a)	$319

		2,768

	Real Estate Management & Development – 0.1%
28	CBRE Group, Inc., Class A(a)	1,269

	REITs - Apartments – 0.2%
6	AvalonBay Communities, Inc.	978
42	Equity Residential	2,591
7	Essex Property Trust, Inc.	1,678
4	Mid-America Apartment Communities, Inc.	366

		5,613

	REITs - Diversified – 0.6%
85	Crown Castle International Corp.	8,574
12	Digital Realty Trust, Inc.	1,268
2	Equinix, Inc.	842
18	Vornado Realty Trust	1,225
93	Weyerhaeuser Co.	3,420

		15,329

	REITs - Health Care – 0.3%
37	HCP, Inc.	864
30	Ventas, Inc.	1,543
80	Welltower, Inc.	4,275

		6,682

	REITs - Hotels – 0.0%
56	Host Hotels & Resorts, Inc.	1,095

	REITs - Office Property – 0.1%
15	Boston Properties, Inc.	1,821

	REITs - Regional Malls – 0.1%
3	Macerich Co. (The)	173
11	Simon Property Group, Inc.	1,720

		1,893

	REITs - Single Tenant – 0.0%
7	Realty Income Corp.	354

	REITs - Storage – 0.1%
12	Public Storage	2,421

	Road & Rail – 0.6%
27	Kansas City Southern	2,879
37	Norfolk Southern Corp.	5,308
52	Union Pacific Corp.	6,949

		15,136

	Semiconductors & Semiconductor Equipment – 1.6%
46	Advanced Micro Devices, Inc.(a)	501
36	Applied Materials, Inc.	1,788

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
104	ASML Holding NV, (Registered)	$19,599
48	First Solar, Inc.(a)	3,404
183	Intel Corp.	9,446
9	NVIDIA Corp.	2,024
21	QUALCOMM, Inc.	1,071
11	Texas Instruments, Inc.	1,116
1	Xilinx, Inc.	64

		39,013

	Software – 4.6%
8	Autodesk, Inc.(a)	1,007
152	Ellie Mae, Inc.(a)	14,724
780	Microsoft Corp.	72,946
512	Oracle Corp.	23,383
19	Symantec Corp.	528

		112,588

	Specialty Retail – 0.4%
13	Best Buy Co., Inc.	995
17	Gap, Inc. (The)	497
19	Home Depot, Inc. (The)	3,511
27	Lowe’s Cos., Inc.	2,226
12	Tiffany & Co.	1,234

		8,463

	Technology Hardware, Storage & Peripherals – 0.4%
33	Apple, Inc.	5,454
19	Hewlett Packard Enterprise Co.	324
19	HP, Inc.	408
21	NetApp, Inc.	1,398
7	Seagate Technology PLC	405
23	Western Digital Corp.	1,812
32	Xerox Corp.	1,007

		10,808

	Textiles, Apparel & Luxury Goods – 0.2%
15	Hanesbrands, Inc.	277
49	NIKE, Inc., Class B	3,351
4	PVH Corp.	639
7	VF Corp.	566

		4,833

	Trading Companies & Distributors – 0.3%
51	Fastenal Co.	2,549
14	W.W. Grainger, Inc.	3,939

		6,488

	Water Utilities – 1.1%
294	American Water Works Co., Inc.	25,455

	Total Common Stocks (Identified Cost $1,857,623)	2,150,105

Shares	Description	Value (†)
Affiliated Mutual Funds – 7.1%
5,572	Loomis Sayles Inflation Protected Securities Fund, Class N	$57,557
2,592	Loomis Sayles Limited Term Government and Agency Fund, Class N	28,926
8,799	Mirova Global Green Bond Fund, Class N	86,497

	Total Affiliated Mutual Funds (Identified Cost $175,835)	172,980

	Total Investments – 95.6% (Identified Cost $2,033,458)	2,323,085
	Other assets less liabilities – 4.4%	106,518

	Net Assets – 100.0%	$2,429,603

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2018, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$55,424	$3,188	$677	$(12)	$(366)	$57,557	$275
Loomis Sayles Limited Term Government and Agency Fund, Class N	27,829	1,465	213	(5)	(150)	28,926	164
Mirova Global Green Bond Fund, Class N	82,949	4,857	789	(10)	(510)	86,497	835

	$166,202	$9,510	$1,679	$(27)	$(1,026)	$172,980	$1,274

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,150,105	$—	$—	$2,150,105
Affiliated Mutual Funds	172,980	—	—	172,980

Total	$2,323,085	$—	$—	$2,323,085

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at April 30, 2018 (Unaudited)

Affiliated Mutual Funds	7.1%
Insurance	7.0
Internet Software & Services	6.9
Chemicals	6.4
IT Services	6.1
Health Care Equipment & Supplies	5.3
Banks	5.1
Software	4.6
Electrical Equipment	3.8
Pharmaceuticals	3.6
Life Sciences Tools & Services	3.3
Automobiles	2.7
Auto Components	2.6
Industrial Conglomerates	2.2
Capital Markets	2.0
Other Investments, less than 2% each	26.9

Total Investments	95.6
Other assets less liabilities	4.4

Net Assets	100.0%

Asset Allocation Summary at April 30, 2018 (Unaudited)

Equity	88.5%
Fixed Income	7.1

Total Investments	95.6
Other assets less liabilities	4.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of April 30, 2018 (Unaudited)

Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)
Common Stocks – 89.0% of Net Assets
	Aerospace & Defense – 0.1%
82	Arconic, Inc.	$1,460

	Air Freight & Logistics – 0.2%
32	United Parcel Service, Inc., Class B	3,632

	Auto Components – 2.6%
410	Aptiv PLC	34,678
136	Delphi Technologies PLC	6,584
10	Goodyear Tire & Rubber Co. (The)	251
627	Valeo S.A., Sponsored ADR	20,891

		62,404

	Automobiles – 2.7%
1,643	Byd Co. Ltd., ADR	23,002
326	Toyota Motor Corp., Sponsored ADR	42,700

		65,702

	Banks – 5.2%
414	Bank of America Corp.	12,387
74	Citizens Financial Group, Inc.	3,070
192	Huntington Bancshares, Inc.	2,863
1,261	KBC Group NV, Sponsored ADR	54,803
179	KeyCorp	3,565
472	People’s United Financial, Inc.	8,633
206	Signature Bank(a)	26,193
26	U.S. Bancorp	1,312
135	Wells Fargo & Co.	7,014
85	Zions Bancorporation	4,654

		124,494

	Beverages – 0.7%
62	Brown-Forman Corp., Class B	3,475
162	Coca-Cola Co. (The)	7,000
16	Molson Coors Brewing Co., Class B	1,140
19	Monster Beverage Corp.(a)	1,045
47	PepsiCo, Inc.	4,744

		17,404

	Biotechnology – 1.4%
13	AbbVie, Inc.	1,255
11	Amgen, Inc.	1,919
432	Gilead Sciences, Inc.	31,204

		34,378

	Building Products – 1.7%
557	A.O. Smith Corp.	34,172
231	Johnson Controls International PLC	7,824

		41,996

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – 2.0%
7	Affiliated Managers Group, Inc.	$1,154
12	Ameriprise Financial, Inc.	1,683
113	Bank of New York Mellon Corp. (The)	6,160
11	BlackRock, Inc.	5,736
21	Charles Schwab Corp. (The)	1,169
24	CME Group, Inc.	3,784
92	Franklin Resources, Inc.	3,095
33	Goldman Sachs Group, Inc. (The)	7,865
17	Intercontinental Exchange, Inc.	1,232
51	Invesco Ltd.	1,477
11	Legg Mason, Inc.	437
7	Moody’s Corp.	1,135
18	Nasdaq, Inc.	1,590
51	Northern Trust Corp.	5,444
6	S&P Global, Inc.	1,132
43	State Street Corp.	4,291

		47,384

	Chemicals – 6.5%
14	Air Products & Chemicals, Inc.	2,272
469	Chr. Hansen Holding AS, Sponsored ADR	21,218
407	Ecolab, Inc.	58,921
104	International Flavors & Fragrances, Inc.	14,691
247	Novozymes AS, Sponsored ADR	11,566
51	Praxair, Inc.	7,779
1,977	Symrise AG, Sponsored ADR	39,955

		156,402

	Commercial Services & Supplies – 0.1%
10	Stericycle, Inc.(a)	587
22	Waste Management, Inc.	1,788

		2,375

	Communications Equipment – 0.6%
317	Cisco Systems, Inc.	14,040
11	Motorola Solutions, Inc.	1,208

		15,248

	Construction & Engineering – 0.1%
37	Fluor Corp.	2,181

	Consumer Finance – 0.4%
39	American Express Co.	3,851
45	Discover Financial Services	3,206
98	Navient Corp.	1,300
38	Synchrony Financial	1,260

		9,617

	Containers & Packaging – 0.2%
73	Ball Corp.	2,926

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – continued
48	International Paper Co.	$2,475

		5,401

	Distributors – 0.1%
36	Genuine Parts Co.	3,180

	Diversified Consumer Services – 0.0%
15	H&R Block, Inc.	415

	Diversified Financial Services – 0.4%
48	Berkshire Hathaway, Inc., Class B(a)	9,299

	Diversified Telecommunication Services – 0.9%
373	AT&T, Inc.	12,197
199	Verizon Communications, Inc.	9,821

		22,018

	Electric Utilities – 1.7%
245	NextEra Energy, Inc.	40,158
14	Xcel Energy, Inc.	656

		40,814

	Electrical Equipment – 3.8%
177	Acuity Brands, Inc.	21,199
568	Eaton Corp. PLC	42,617
1,292	Vestas Wind Systems AS, Sponsored ADR	27,836

		91,652

	Electronic Equipment, Instruments & Components – 0.1%
14	TE Connectivity Ltd.	1,285

	Food & Staples Retailing – 0.3%
18	Kroger Co. (The)	453
88	Sysco Corp.	5,504

		5,957

	Food Products – 1.6%
66	Campbell Soup Co.	2,691
54	Conagra Brands, Inc.	2,002
1,444	Danone S.A., Sponsored ADR	23,479
25	General Mills, Inc.	1,094
21	Hershey Co. (The)	1,931
15	Hormel Foods Corp.	544
15	J.M. Smucker Co. (The)	1,711
33	Kellogg Co.	1,944
89	Mondelez International, Inc., Class A	3,515

		38,911

	Health Care Equipment & Supplies – 5.4%
23	Abbott Laboratories	1,337
53	Baxter International, Inc.	3,684
1,397	Coloplast AS, Sponsored ADR	11,735

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
582	Danaher Corp.	$58,386
14	DENTSPLY SIRONA, Inc.	705
733	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	49,873
53	Medtronic PLC	4,247

		129,967

	Health Care Providers & Services – 1.8%
9	Aetna, Inc.	1,611
21	Anthem, Inc.	4,956
7	Cigna Corp.	1,203
65	CVS Health Corp.	4,539
25	DaVita, Inc.(a)	1,570
5	Envision Healthcare Corp.(a)	186
41	Express Scripts Holding Co.(a)	3,104
871	Fresenius SE & Co. KGaA, Sponsored ADR	16,566
20	HCA Healthcare, Inc.	1,915
4	Humana, Inc.	1,177
2	Laboratory Corp. of America Holdings(a)	341
10	Quest Diagnostics, Inc.	1,012
21	UnitedHealth Group, Inc.	4,964
2	Universal Health Services, Inc., Class B	228

		43,372

	Home Construction – 0.5%
300	Geberit AG, ADR	12,600

	Hotels, Restaurants & Leisure – 0.2%
9	Carnival Corp.	567
95	MGM Resorts International	2,985
19	Starbucks Corp.	1,094

		4,646

	Household Durables – 1.3%
8	Lennar Corp., Class A	423
1,636	Sekisui House Ltd., Sponsored ADR	30,233
2	Whirlpool Corp.	310

		30,966

	Household Products – 0.5%
7	Church & Dwight Co., Inc.	323
13	Clorox Co. (The)	1,523
51	Colgate-Palmolive Co.	3,327
105	Procter & Gamble Co. (The)	7,596

		12,769

	Independent Power & Renewable Electricity Producers – 0.3%
68	Ormat Technologies, Inc.	3,937
213	Pattern Energy Group, Inc.	3,873

		7,810

	Industrial Conglomerates – 2.3%
308	General Electric Co.	4,334

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – continued
190	Roper Technologies, Inc.	$50,196

		54,530

	Industrial Other – 0.0%
26	Iron Mountain, Inc.	882

	Insurance – 6.9%
56	Aflac, Inc.	2,552
1,495	AIA Group Ltd., Sponsored ADR	53,656
767	Allianz SE, Sponsored ADR	18,147
9	Allstate Corp. (The)	880
22	Brighthouse Financial, Inc.(a)	1,117
69	Hartford Financial Services Group, Inc. (The)	3,715
1,382	Legal & General Group PLC, Sponsored ADR	26,015
48	Lincoln National Corp.	3,391
103	MetLife, Inc.	4,910
51	Prudential Financial, Inc.	5,422
732	Prudential PLC, Sponsored ADR	37,566
78	Torchmark Corp.	6,766
55	Unum Group	2,661

		166,798

	Internet & Direct Marketing Retail – 1.7%
24	Amazon.com, Inc.(a)	37,587
1	Booking Holdings, Inc.(a)	2,178
6	Netflix, Inc.(a)	1,875
7	TripAdvisor, Inc.(a)	262

		41,902

	Internet Software & Services – 7.0%
6	Akamai Technologies, Inc.(a)	430
80	Alphabet, Inc., Class A(a)	81,486
2	Alphabet, Inc., Class C(a)	2,035
315	Facebook, Inc., Class A(a)	54,180
627	Tencent Holdings Ltd., ADR	30,804

		168,935

	IT Services – 6.1%
6	Accenture PLC, Class A	907
21	Cognizant Technology Solutions Corp., Class A	1,718
39	International Business Machines Corp.	5,654
474	MasterCard, Inc., Class A	84,500
20	PayPal Holdings, Inc.(a)	1,492
407	Visa, Inc., Class A	51,640
63	Western Union Co. (The)	1,244

		147,155

	Life Sciences Tools & Services – 3.4%
17	Agilent Technologies, Inc.	1,118
38	Illumina, Inc.(a)	9,155

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – continued
336	Thermo Fisher Scientific, Inc.	$70,678

		80,951

	Machinery – 1.5%
53	Caterpillar, Inc.	7,651
6	Cummins, Inc.	959
29	Deere & Co.	3,925
31	Flowserve Corp.	1,377
4	Ingersoll-Rand PLC	336
15	Parker Hannifin Corp.	2,469
207	Watts Water Technologies, Inc., Series A	15,421
43	Xylem, Inc.	3,135

		35,273

	Media – 0.7%
31	CBS Corp., Class B	1,525
14	Interpublic Group of Cos., Inc. (The)	330
71	News Corp., Class A	1,135
4	Omnicom Group, Inc.	295
28	Time Warner, Inc.	2,654
85	Twenty-First Century Fox, Inc., Class A	3,108
33	Twenty-First Century Fox, Inc., Class B	1,190
72	Walt Disney Co. (The)	7,224

		17,461

	Metals & Mining – 0.2%
134	Newmont Mining Corp.	5,265

	Multiline Retail – 0.1%
14	Kohl’s Corp.	870
22	Target Corp.	1,597

		2,467

	Personal Products – 1.3%
10	Estee Lauder Cos., Inc. (The), Class A	1,481
533	Unilever NV	30,445

		31,926

	Pharmaceuticals – 3.6%
21	Allergan PLC	3,227
62	Bristol-Myers Squibb Co.	3,232
36	Eli Lilly & Co.	2,918
94	Johnson & Johnson	11,890
95	Merck & Co., Inc.	5,593
55	Mylan NV(a)	2,132
1,051	Novo Nordisk AS, Sponsored ADR	49,334
235	Pfizer, Inc.	8,603

		86,929

	Professional Services – 0.1%
30	IHS Markit Ltd.(a)	1,474
31	Nielsen Holdings PLC	975

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – continued
3	Verisk Analytics, Inc.(a)	$319

		2,768

	Real Estate Management & Development – 0.1%
23	CBRE Group, Inc., Class A(a)	1,042

	REITs - Apartments – 0.2%
6	AvalonBay Communities, Inc.	978
42	Equity Residential	2,592
7	Essex Property Trust, Inc.	1,678
4	Mid-America Apartment Communities, Inc.	366

		5,614

	REITs - Diversified – 0.6%
84	Crown Castle International Corp.	8,473
12	Digital Realty Trust, Inc.	1,268
3	Equinix, Inc.	1,262
18	Vornado Realty Trust	1,225
86	Weyerhaeuser Co.	3,163

		15,391

	REITs - Health Care – 0.3%
37	HCP, Inc.	864
30	Ventas, Inc.	1,543
81	Welltower, Inc.	4,329

		6,736

	REITs - Hotels – 0.1%
56	Host Hotels & Resorts, Inc.	1,095

	REITs - Office Property – 0.1%
15	Boston Properties, Inc.	1,821

	REITs - Regional Malls – 0.1%
5	Macerich Co. (The)	288
11	Simon Property Group, Inc.	1,720

		2,008

	REITs - Single Tenant – 0.0%
7	Realty Income Corp.	354

	REITs - Storage – 0.1%
12	Public Storage	2,421

	Road & Rail – 0.6%
27	Kansas City Southern	2,879
37	Norfolk Southern Corp.	5,308
53	Union Pacific Corp.	7,083

		15,270

	Semiconductors & Semiconductor Equipment – 1.6%
46	Advanced Micro Devices, Inc.(a)	500
37	Applied Materials, Inc.	1,838

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
96	ASML Holding NV, (Registered)	$18,091
48	First Solar, Inc.(a)	3,404
182	Intel Corp.	9,395
9	NVIDIA Corp.	2,024
17	QUALCOMM, Inc.	867
11	Texas Instruments, Inc.	1,116
1	Xilinx, Inc.	64

		37,299

	Software – 4.7%
8	Autodesk, Inc.(a)	1,007
152	Ellie Mae, Inc.(a)	14,724
779	Microsoft Corp.	72,852
513	Oracle Corp.	23,429
19	Symantec Corp.	528

		112,540

	Specialty Retail – 0.3%
13	Best Buy Co., Inc.	995
17	Gap, Inc. (The)	497
19	Home Depot, Inc. (The)	3,511
24	Lowe’s Cos., Inc.	1,978
12	Tiffany & Co.	1,234

		8,215

	Technology Hardware, Storage & Peripherals – 0.4%
33	Apple, Inc.	5,454
19	Hewlett Packard Enterprise Co.	324
20	HP, Inc.	430
21	NetApp, Inc.	1,398
7	Seagate Technology PLC	405
20	Western Digital Corp.	1,576
32	Xerox Corp.	1,006

		10,593

	Textiles, Apparel & Luxury Goods – 0.2%
15	Hanesbrands, Inc.	277
49	NIKE, Inc., Class B	3,351
4	PVH Corp.	639
7	VF Corp.	566

		4,833

	Trading Companies & Distributors – 0.3%
51	Fastenal Co.	2,549
14	W.W. Grainger, Inc.	3,939

		6,488

	Water Utilities – 1.0%
278	American Water Works Co., Inc.	24,069

	Total Common Stocks (Identified Cost $1,853,687)	2,144,770

Shares	Description	Value (†)
Affiliated Mutual Funds – 6.8%
5,268	Loomis Sayles Inflation Protected Securities Fund, Class N	$54,414
2,440	Loomis Sayles Limited Term Government and Agency Fund, Class N	27,230
8,301	Mirova Global Green Bond Fund, Class N	81,598

	Total Affiliated Mutual Funds (Identified Cost $166,075)	163,242

	Total Investments – 95.8% (Identified Cost $2,019,762)	2,308,012
	Other assets less liabilities – 4.2%	101,119

	Net Assets – 100.0%	$2,409,131

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2018, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$54,314	$2,543	$2,074	$(34)	$(335)	$54,414	$270
Loomis Sayles Limited Term Government and Agency Fund, Class N	27,190	1,029	842	(13)	(134)	27,230	160
Mirova Global Green Bond Fund, Class N	81,143	3,584	2,625	(39)	(465)	81,598	823

	$162,647	$7,156	$5,541	$(86)	$(934)	$163,242	$1,253

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,144,770	$—	$—	$2,144,770
Affiliated Mutual Funds	163,242	—	—	163,242

Total	$2,308,012	$—	$—	$2,308,012

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at April 30, 2018 (Unaudited)

Internet Software & Services	7.0%
Insurance	6.9
Affiliated Mutual Funds	6.8
Chemicals	6.5
IT Services	6.1
Health Care Equipment & Supplies	5.4
Banks	5.2
Software	4.7
Electrical Equipment	3.8
Pharmaceuticals	3.6
Life Sciences Tools & Services	3.4
Automobiles	2.7
Auto Components	2.6
Industrial Conglomerates	2.3
Capital Markets	2.0
Other Investments, less than 2% each	26.8

Total Investments	95.8
Other assets less liabilities	4.2

Net Assets	100.0%

Asset Allocation Summary at April 30, 2018 (Unaudited)

Equity	89.0%
Fixed Income	6.8

Total Investments	95.8
Other assets less liabilities	4.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of April 30, 2018 (Unaudited)

Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)
Common Stocks – 89.1% of Net Assets
	Aerospace & Defense – 0.1%
82	Arconic, Inc.	$1,460

	Air Freight & Logistics – 0.2%
32	United Parcel Service, Inc., Class B	3,632

	Auto Components – 2.6%
409	Aptiv PLC	34,593
136	Delphi Technologies PLC	6,584
10	Goodyear Tire & Rubber Co. (The)	251
672	Valeo S.A., Sponsored ADR	22,391

		63,819

	Automobiles – 2.8%
1,671	Byd Co. Ltd., ADR	23,394
336	Toyota Motor Corp., Sponsored ADR	44,009

		67,403

	Banks – 5.1%
420	Bank of America Corp.	12,566
74	Citizens Financial Group, Inc.	3,070
194	Huntington Bancshares, Inc.	2,893
1,251	KBC Group NV, Sponsored ADR	54,368
180	KeyCorp	3,586
477	People’s United Financial, Inc.	8,724
210	Signature Bank(a)	26,702
26	U.S. Bancorp	1,312
142	Wells Fargo & Co.	7,378
85	Zions Bancorporation	4,654

		125,253

	Beverages – 0.7%
63	Brown-Forman Corp., Class B	3,531
164	Coca-Cola Co. (The)	7,086
16	Molson Coors Brewing Co., Class B	1,140
23	Monster Beverage Corp.(a)	1,265
50	PepsiCo, Inc.	5,047

		18,069

	Biotechnology – 1.4%
13	AbbVie, Inc.	1,255
11	Amgen, Inc.	1,920
440	Gilead Sciences, Inc.	31,781

		34,956

	Building Products – 1.8%
567	A.O. Smith Corp.	34,786
235	Johnson Controls International PLC	7,959

		42,745

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – 2.0%
7	Affiliated Managers Group, Inc.	$1,154
12	Ameriprise Financial, Inc.	1,683
113	Bank of New York Mellon Corp. (The)	6,160
11	BlackRock, Inc.	5,737
25	Charles Schwab Corp. (The)	1,392
24	CME Group, Inc.	3,784
91	Franklin Resources, Inc.	3,061
34	Goldman Sachs Group, Inc. (The)	8,103
17	Intercontinental Exchange, Inc.	1,232
52	Invesco Ltd.	1,506
11	Legg Mason, Inc.	437
7	Moody’s Corp.	1,135
18	Nasdaq, Inc.	1,590
54	Northern Trust Corp.	5,764
6	S&P Global, Inc.	1,132
48	State Street Corp.	4,789

		48,659

	Chemicals – 6.6%
12	Air Products & Chemicals, Inc.	1,947
503	Chr. Hansen Holding AS, Sponsored ADR	22,756
420	Ecolab, Inc.	60,803
104	International Flavors & Fragrances, Inc.	14,691
247	Novozymes AS, Sponsored ADR	11,566
52	Praxair, Inc.	7,931
2,032	Symrise AG, Sponsored ADR	41,067

		160,761

	Commercial Services & Supplies – 0.1%
14	Stericycle, Inc.(a)	822
23	Waste Management, Inc.	1,870

		2,692

	Communications Equipment – 0.6%
320	Cisco Systems, Inc.	14,173
13	Motorola Solutions, Inc.	1,428

		15,601

	Construction & Engineering – 0.1%
38	Fluor Corp.	2,240

	Consumer Finance – 0.4%
39	American Express Co.	3,851
45	Discover Financial Services	3,206
103	Navient Corp.	1,366
38	Synchrony Financial	1,261

		9,684

	Containers & Packaging – 0.2%
78	Ball Corp.	3,127

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – continued
47	International Paper Co.	$2,423

		5,550

	Distributors – 0.1%
39	Genuine Parts Co.	3,444

	Diversified Consumer Services – 0.0%
15	H&R Block, Inc.	415

	Diversified Financial Services – 0.4%
50	Berkshire Hathaway, Inc., Class B(a)	9,687

	Diversified Telecommunication Services – 0.9%
377	AT&T, Inc.	12,328
202	Verizon Communications, Inc.	9,969

		22,297

	Electric Utilities – 1.7%
255	NextEra Energy, Inc.	41,797
14	Xcel Energy, Inc.	656

		42,453

	Electrical Equipment – 3.8%
177	Acuity Brands, Inc.	21,199
590	Eaton Corp. PLC	44,268
1,314	Vestas Wind Systems AS, Sponsored ADR	28,310

		93,777

	Electronic Equipment, Instruments & Components – 0.1%
14	TE Connectivity Ltd.	1,285

	Food & Staples Retailing – 0.2%
18	Kroger Co. (The)	453
89	Sysco Corp.	5,566

		6,019

	Food Products – 1.6%
66	Campbell Soup Co.	2,691
54	Conagra Brands, Inc.	2,002
1,468	Danone S.A., Sponsored ADR	23,870
25	General Mills, Inc.	1,093
20	Hershey Co. (The)	1,839
16	Hormel Foods Corp.	580
15	J.M. Smucker Co. (The)	1,711
33	Kellogg Co.	1,944
88	Mondelez International, Inc., Class A	3,476

		39,206

	Health Care Equipment & Supplies – 5.3%
27	Abbott Laboratories	1,569
52	Baxter International, Inc.	3,614
1,397	Coloplast AS, Sponsored ADR	11,735

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
578	Danaher Corp.	$57,985
14	DENTSPLY SIRONA, Inc.	705
727	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	49,465
52	Medtronic PLC	4,167

		129,240

	Health Care Providers & Services – 1.8%
9	Aetna, Inc.	1,611
22	Anthem, Inc.	5,192
7	Cigna Corp.	1,203
66	CVS Health Corp.	4,609
25	DaVita, Inc.(a)	1,570
2	Envision Healthcare Corp.(a)	74
41	Express Scripts Holding Co.(a)	3,104
891	Fresenius SE & Co. KGaA, Sponsored ADR	16,947
22	HCA Healthcare, Inc.	2,106
4	Humana, Inc.	1,177
2	Laboratory Corp. of America Holdings(a)	341
10	Quest Diagnostics, Inc.	1,012
22	UnitedHealth Group, Inc.	5,201
2	Universal Health Services, Inc., Class B	228

		44,375

	Home Construction – 0.5%
300	Geberit AG, ADR	12,600

	Hotels, Restaurants & Leisure – 0.2%
9	Carnival Corp.	567
92	MGM Resorts International	2,891
23	Starbucks Corp.	1,324

		4,782

	Household Durables – 1.3%
8	Lennar Corp., Class A	423
1,629	Sekisui House Ltd., Sponsored ADR	30,104
2	Whirlpool Corp.	310

		30,837

	Household Products – 0.5%
7	Church & Dwight Co., Inc.	323
13	Clorox Co. (The)	1,524
52	Colgate-Palmolive Co.	3,392
106	Procter & Gamble Co. (The)	7,668

		12,907

	Independent Power & Renewable Electricity Producers – 0.3%
70	Ormat Technologies, Inc.	4,053
219	Pattern Energy Group, Inc.	3,981

		8,034

	Industrial Conglomerates – 2.2%
329	General Electric Co.	4,629

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – continued
190	Roper Technologies, Inc.	$50,196

		54,825

	Industrial Other – 0.0%
26	Iron Mountain, Inc.	882

	Insurance – 6.9%
54	Aflac, Inc.	2,461
1,482	AIA Group Ltd., Sponsored ADR	53,189
834	Allianz SE, Sponsored ADR	19,732
9	Allstate Corp. (The)	880
22	Brighthouse Financial, Inc.(a)	1,117
63	Hartford Financial Services Group, Inc. (The)	3,392
1,468	Legal & General Group PLC, Sponsored ADR	27,634
47	Lincoln National Corp.	3,320
101	MetLife, Inc.	4,815
52	Prudential Financial, Inc.	5,529
722	Prudential PLC, Sponsored ADR	37,053
80	Torchmark Corp.	6,939
60	Unum Group	2,903

		168,964

	Internet & Direct Marketing Retail – 1.8%
25	Amazon.com, Inc.(a)	39,153
1	Booking Holdings, Inc.(a)	2,178
6	Netflix, Inc.(a)	1,875
7	TripAdvisor, Inc.(a)	262

		43,468

	Internet Software & Services – 7.0%
6	Akamai Technologies, Inc.(a)	430
81	Alphabet, Inc., Class A(a)	82,505
2	Alphabet, Inc., Class C(a)	2,035
315	Facebook, Inc., Class A(a)	54,180
639	Tencent Holdings Ltd., ADR	31,394

		170,544

	IT Services – 6.1%
6	Accenture PLC, Class A	907
21	Cognizant Technology Solutions Corp., Class A	1,718
39	International Business Machines Corp.	5,654
485	MasterCard, Inc., Class A	86,461
20	PayPal Holdings, Inc.(a)	1,492
414	Visa, Inc., Class A	52,528
62	Western Union Co. (The)	1,225

		149,985

	Life Sciences Tools & Services – 3.4%
20	Agilent Technologies, Inc.	1,315
38	Illumina, Inc.(a)	9,155

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – continued
342	Thermo Fisher Scientific, Inc.	$71,940

		82,410

	Machinery – 1.5%
54	Caterpillar, Inc.	7,795
6	Cummins, Inc.	959
31	Deere & Co.	4,195
32	Flowserve Corp.	1,421
4	Ingersoll-Rand PLC	336
15	Parker Hannifin Corp.	2,469
207	Watts Water Technologies, Inc., Series A	15,422
43	Xylem, Inc.	3,135

		35,732

	Media – 0.7%
31	CBS Corp., Class B	1,525
14	Interpublic Group of Cos., Inc. (The)	330
72	News Corp., Class A	1,151
4	Omnicom Group, Inc.	295
27	Time Warner, Inc.	2,560
86	Twenty-First Century Fox, Inc., Class A	3,144
33	Twenty-First Century Fox, Inc., Class B	1,190
73	Walt Disney Co. (The)	7,324

		17,519

	Metals & Mining – 0.2%
136	Newmont Mining Corp.	5,343

	Multiline Retail – 0.1%
14	Kohl’s Corp.	870
22	Target Corp.	1,597

		2,467

	Personal Products – 1.3%
10	Estee Lauder Cos., Inc. (The), Class A	1,481
526	Unilever NV	30,045

		31,526

	Pharmaceuticals – 3.6%
21	Allergan PLC	3,227
62	Bristol-Myers Squibb Co.	3,232
39	Eli Lilly & Co.	3,162
95	Johnson & Johnson	12,016
95	Merck & Co., Inc.	5,593
59	Mylan NV(a)	2,287
1,043	Novo Nordisk AS, Sponsored ADR	48,958
237	Pfizer, Inc.	8,676

		87,151

	Professional Services – 0.1%
30	IHS Markit Ltd.(a)	1,474
32	Nielsen Holdings PLC	1,007

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – continued
3	Verisk Analytics, Inc.(a)	$319

		2,800

	Real Estate Management & Development – 0.1%
28	CBRE Group, Inc., Class A(a)	1,269

	REITs - Apartments – 0.2%
6	AvalonBay Communities, Inc.	978
42	Equity Residential	2,592
7	Essex Property Trust, Inc.	1,678
4	Mid-America Apartment Communities, Inc.	366

		5,614

	REITs - Diversified – 0.6%
86	Crown Castle International Corp.	8,675
11	Digital Realty Trust, Inc.	1,163
2	Equinix, Inc.	842
18	Vornado Realty Trust	1,224
93	Weyerhaeuser Co.	3,420

		15,324

	REITs - Health Care – 0.3%
37	HCP, Inc.	864
30	Ventas, Inc.	1,543
84	Welltower, Inc.	4,489

		6,896

	REITs - Hotels – 0.0%
56	Host Hotels & Resorts, Inc.	1,095

	REITs - Office Property – 0.1%
15	Boston Properties, Inc.	1,821

	REITs - Regional Malls – 0.1%
6	Macerich Co. (The)	345
11	Simon Property Group, Inc.	1,720

		2,065

	REITs - Single Tenant – 0.0%
7	Realty Income Corp.	354

	REITs - Storage – 0.1%
12	Public Storage	2,421

	Road & Rail – 0.6%
27	Kansas City Southern	2,879
39	Norfolk Southern Corp.	5,595
53	Union Pacific Corp.	7,083

		15,557

	Semiconductors & Semiconductor Equipment – 1.6%
46	Advanced Micro Devices, Inc.(a)	501
38	Applied Materials, Inc.	1,887

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
105	ASML Holding NV, (Registered)	$19,787
49	First Solar, Inc.(a)	3,475
183	Intel Corp.	9,446
8	NVIDIA Corp.	1,799
21	QUALCOMM, Inc.	1,071
13	Texas Instruments, Inc.	1,319
1	Xilinx, Inc.	64

		39,349

	Software – 4.7%
8	Autodesk, Inc.(a)	1,007
152	Ellie Mae, Inc.(a)	14,724
793	Microsoft Corp.	74,162
522	Oracle Corp.	23,840
19	Symantec Corp.	528

		114,261

	Specialty Retail – 0.4%
13	Best Buy Co., Inc.	995
18	Gap, Inc. (The)	526
19	Home Depot, Inc. (The)	3,511
27	Lowe’s Cos., Inc.	2,226
12	Tiffany & Co.	1,234

		8,492

	Technology Hardware, Storage & Peripherals – 0.4%
33	Apple, Inc.	5,454
19	Hewlett Packard Enterprise Co.	324
20	HP, Inc.	430
21	NetApp, Inc.	1,398
7	Seagate Technology PLC	405
23	Western Digital Corp.	1,812
32	Xerox Corp.	1,006

		10,829

	Textiles, Apparel & Luxury Goods – 0.2%
15	Hanesbrands, Inc.	277
49	NIKE, Inc., Class B	3,351
4	PVH Corp.	639
7	VF Corp.	566

		4,833

	Trading Companies & Distributors – 0.3%
53	Fastenal Co.	2,649
14	W.W. Grainger, Inc.	3,939

		6,588

	Water Utilities – 1.1%
297	American Water Works Co., Inc.	25,714

	Total Common Stocks (Identified Cost $1,889,569)	2,179,980

Shares	Description	Value (†)
Affiliated Mutual Funds – 6.7%
5,296	Loomis Sayles Inflation Protected Securities Fund, Class N	$54,708
2,454	Loomis Sayles Limited Term Government and Agency Fund, Class N	27,382
8,344	Mirova Global Green Bond Fund, Class N	82,020

	Total Affiliated Mutual Funds (Identified Cost $167,025)	164,110

	Total Investments – 95.8% (Identified Cost $2,056,594)	2,344,090
	Other assets less liabilities – 4.2%	102,164

	Net Assets – 100.0%	$2,446,254

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2018, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$54,760	$2,293	$1,971	$(33)	$(341)	$54,708	$271
Loomis Sayles Limited Term Government and Agency Fund, Class N	27,413	922	805	(14)	(134)	27,382	161
Mirova Global Green Bond Fund, Class N	81,809	3,178	2,462	(36)	(469)	82,020	825

	$163,982	$6,393	$5,238	$(83)	$(944)	$164,110	$1,257

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,179,980	$—	$—	$2,179,980
Affiliated Mutual Funds	164,110	—	—	164,110

Total	$2,344,090	$—	$—	$2,344,090

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at April 30, 2018 (Unaudited)

Internet Software & Services	7.0%
Insurance	6.9
Affiliated Mutual Funds	6.7
Chemicals	6.6
IT Services	6.1
Health Care Equipment & Supplies	5.3
Banks	5.1
Software	4.7
Electrical Equipment	3.8
Pharmaceuticals	3.6
Life Sciences Tools & Services	3.4
Automobiles	2.8
Auto Components	2.6
Industrial Conglomerates	2.2
Capital Markets	2.0
Other Investments, less than 2% each	27.0

Total Investments	95.8
Other assets less liabilities	4.2

Net Assets	100.0%

Asset Allocation Summary at April 30, 2018 (Unaudited)

Equity	89.1%
Fixed Income	6.7

Total Investments	95.8
Other assets less liabilities	4.2

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	June 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	June 20, 2018

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	June 20, 2018